AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL _____, 2000

                                        1933 ACT REGISTRATION NO. 333-10489
                                        1940 ACT REGISTRATION NO. 811-7781
===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549


                                   FORM N-4

                           -------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 5

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 6

                            SEPARATE ACCOUNT VA-1 OF

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                           (Exact Name of Registrant)

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                              (Name of Depositor)

                #1 Franklin Square, Springfield, Illinois  62713
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code:  (800) 528-2011

                           -------------------------

                            PAULETTA P. COHN, ESQ.
                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   2929 Allen Parkway, Houston, Texas 77019
                    (Name and Address of Agent for Service)





Title of Securities Being Registered: Interests in Flexible Payment Deferred Individual Annuity Contracts.


It is proposed that this filing will become effective:

[_]immediately upon filing pursuant to paragraph (b) of Rule 485
[X]on May 1, 2000 pursuant to paragraph (b) of Rule 485
[_]60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]on ________, 1999 pursuant to paragraph (a)(1) of Rule 485.

                                          COMBINATION FIXED AND VARIABLE ANNUITY
THE
       Chairman(TM)
Issued by
THE AMERICAN FRANKLIN
LIFE INSURANCE COMPANY

PROSPECTUS DATED MAY 1, 2000

Fidelity Investments:
VARIABLE INSURANCE PRODUCTS FUND AND
VARIABLE INSURANCE PRODUCTS FUND II

PROSPECTUS DATED APRIL 30, 2000


Massachusetts Financial Services Company:
MFS VARIABLE INSURANCE TRUST

PROSPECTUS DATED MAY 1, 2000




THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.



The Chairman is a trademark of The American
Franklin Life Insurance Company.

                                 THE CHAIRMAN(TM)

               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-1

HOME OFFICE:                                                     ADMINISTRATIVE OFFICE:
The American Franklin Life Insurance Company                     AMFLIC ANNUITY SERVICE CENTER
#1 FRANKLIN SQUARE                                               P.O. BOX 4636
SPRINGFIELD, ILLINOIS  62713                                     HOUSTON, TX  77210-4636
(800) 528-2011                                                   (800) 200-3101 OR (713) 831-3310


     The American Franklin Life Insurance Company ("American Franklin") offers The Chairman flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus.

     You may use the Contracts to accumulate savings on a variable basis through purchase payment investment in Divisions funded by the following mutual fund
Portfolios:

 .  Fidelity Variable Insurance Products                   . VIPII Asset Manager
   Fund                                                   . VIPII Index 500
   . VIP Money Market                                     . VIPII Contrafund
   . VIP High Income
   . VIP Equity-Income                                  . MFS Variable Insurance Trust
   . VIP Growth                                           . MFS(R) Emerging Growth Series
   . VIP Overseas                                         . MFS(R) Research Series
                                                          . MFS(R) Growth With Income Series
 .  Fidelity Variable Insurance Products                   . MFS(R) Total Return Series
   Fund II                                                . MFS(R) Utilities Series
   . VIPII Investment Grade Bond                          . MFS(R) Capital Opportunities Series


     You may also invest purchase payments in our Fixed Account through the Contracts. This option has three different Guarantee Periods, each with its own Guaranteed Interest Rate. Special limits apply to transfers from the Fixed Account.

     We designed this Prospectus to provide you with information about the Contracts that you should know before investing. Read this Prospectus carefully and keep it for future reference. We have also filed additional information about the Contracts with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement of Additional Information"). The Statement of Additional Information, dated May 1, 2000, is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears at page 46 of this Prospectus. You can get a free copy of the Statement of Additional Information by writing to American Franklin's Administrative Office at P.O. Box 4636, Houston, Texas 77210-4636, or by calling (800) 200-3101 or (713) 831-3310.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE CONTRACTS AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN A CONTRACT ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE MONEY INVESTED.

     THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE VARIABLE INSURANCE PRODUCTS FUND, THE VARIABLE INSURANCE PRODUCTS FUND II AND MFS VARIABLE INSURANCE TRUST.



                          Prospectus dated May 1, 2000
  The Chairman is a trademark of The American Franklin Life Insurance Company.

                                   CONTENTS

                                                                                     PAGE
                                                                                     ----
Glossary............................................................................    5
Fee Table...........................................................................    6
Summary.............................................................................    9
     Minimum Investment Requirements................................................    9
     Flexible Purchase Payments.....................................................    9
     Purchase Payment Accumulation..................................................    9
     Fixed and Variable Annuity Payments............................................    9
     Changes in Allocations Among Divisions and Guarantee Periods...................   10
     Surrenders, Withdrawals and Cancellations......................................   10
     Death Benefit..................................................................   11
     Employee Benefit or Deferred Compensation Plans................................   11
     Notice to Us...................................................................   11
Financial and Performance Information...............................................   11
American Franklin and Separate Account VA-1.........................................   12
The Portfolios......................................................................   13
Voting Privileges...................................................................   16
The Fixed Account...................................................................   17
Contract Issue and Purchase Payments................................................   18
     Account Value..................................................................   20
     Variable Account Value.........................................................   20
     Fixed Account Value............................................................   20
Transfers, Variable Account Asset Rebalancing, Surrenders and Partial Withdrawals...   21
     Transfers......................................................................   21
     Variable Account Asset Rebalancing.............................................   22
     Surrenders and Partial Withdrawals.............................................   22
     Systematic Withdrawal Plan.....................................................   23
Charges Under the Contracts.........................................................   23
     Premium Taxes..................................................................   23
     Surrender Charge...............................................................   24
     Transfer Charges...............................................................   26
     Annual Contract Fee............................................................   26
     Charge to Separate Account VA-1................................................   26
     Portfolio Expenses.............................................................   26
     Reduction in Surrender Charges or Administrative Charges.......................   27
Annuity Period and Annuity Payment Options..........................................   27
     Annuity Commencement Date......................................................   27
     Application of Account Value...................................................   27
     Fixed and Variable Annuity Payments............................................   27
     Annuity Payment Options........................................................   28
     Transfers......................................................................   30
     Use of Gender Based Annuity Tables.............................................   31
Death Benefit.......................................................................   31

Other Aspects of the Contracts......................................................   33
     Owners, Annuitants and Beneficiaries; Assignments..............................   33
     Long-Term Care and Terminal Illness............................................   34
     Reports........................................................................   34
     Modification...................................................................   34
     Payment and Deferment..........................................................   34
Federal Income Tax Matters..........................................................   35
     General........................................................................   35
     Non-Qualified Contracts........................................................   35
     Individual Retirement Annuities ("IRAs").......................................   38
     Roth IRAs......................................................................   40
     Simplified Employee Pension Plans..............................................   40
     Simple Retirement Accounts.....................................................   40
     Tax-Sheltered Annuities........................................................   41
     Other Qualified Plans..........................................................   41
     Private Employer Unfunded Deferred Compensation Plans..........................   42
     Federal Income Tax Withholding and Reporting...................................   43
     Taxes Payable by American Franklin and the Separate Account....................   43
     Tax Changes....................................................................   43
Distribution Arrangement............................................................   43
Year 2000 Considerations............................................................   44
Legal Proceedings...................................................................   44
Accumulation Units..................................................................   45
Other Information on File...........................................................   45
Table of Contents of Statement of Additional Information............................   46

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION (OR ANY SALES LITERATURE APPROVED BY AMERICAN FRANKLIN) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS IS NOT AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM AN OFFER WOULD BE UNLAWFUL.

                                    GLOSSARY

ACCOUNT VALUE - the sum of an Owner's Fixed Account value and Variable Account value.

ACCUMULATION UNIT - a measuring unit used in calculating an Owner's interest in a Division of Separate Account VA-1 before the Annuity Commencement Date.

AMERICAN FRANKLIN OR WE, OUR, US - The American Franklin Life Insurance Company.

ANNUITANT - the person named in the application for a Contract on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which American Franklin begins making payments under an Annuity Payment Option, unless you elect a lump-sum distribution instead.

ANNUITY PAYMENT OPTION - one of the several forms in which an Owner can ask us to make annuity payments.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

CONTRACT ANNIVERSARY - each anniversary of the date we issue your Contract. Every Contract Anniversary is the beginning of a Contract Year.

FIXED ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to American Franklin's General Account.

OWNER, YOU - the holder of record of a Contract. An employer or trustee may be the Owner of a Contract in connection with a retirement plan.

PORTFOLIO - an individual fund or series available for investment under the Contracts through one of the Divisions.

VALUATION DATE - any day on which American Franklin's Administrative Office is open for business except, with respect to any Division, a day on which the related Portfolio does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to one or more Divisions. The return on a Division will vary, depending on the investment performance of its underlying Portfolio.

                                   FEE TABLE

     Transaction Charges
     -------------------

          Sales Charge Imposed on Purchases                0%
          Maximum Surrender Charge (1)                     6%
          (computed as a percentage of purchase payments withdrawn)
          Transfer Fee                                    $0 (2)

     Annual Contract Fee (3)                              $30
     -------------------

     Separate Account VA-1 Annual Expenses (as a percentage of average daily net ------------------------------------- asset value)

          Mortality and Expense Risk Charge               1.25%
          Administrative Expense Charge                   0.15%
                                                          =====
            Total Separate Account VA-1 Annual Expenses   1.40%

-----------------------------
(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."
(2) This charge is $25 for each transfer after the twelfth during each Contract Year before the Annuity Commencement Date.
(3) We don't impose this charge while we make annuity payments, and currently, if cumulative purchase payments are at least $75,000. See "Annual Contract Fee."

              The Portfolios' Annual Expenses for 1999 Fiscal Year

                    (as a percentage of average net assets)

                                            MANAGEMENT                    OTHER                    TOTAL PORTFOLIO
                                               FEES                      EXPENSES                     OPERATING
                                                                                                    EXPENSES(1)(2)
VIP Money Market..................             0.18%                      0.09%                         0.27%
VIP High Income...................             0.58%                      0.11%                         0.69%
VIP Equity-Income.................             0.48%                      0.09%                         0.57%
VIP Growth........................             0.58%                      0.08%                         0.66%
VIP Overseas......................             0.73%                      0.18%                         0.91%
VIPII Investment Grade Bond.......             0.43%                      0.11%                         0.54%
VIPII Asset Manager...............             0.53%                      0.10%                         0.63%
VIPII Index 500...................             0.24%                      0.10%                         0.34%
VIPII Contrafund..................             0.58%                      0.09%                         0.67%
MFS Emerging Growth...............             0.75%                      0.09%                         0.84%
MFS Research......................             0.75%                      0.11%                         0.86%
MFS Growth With Income............             0.75%                      0.13%                         0.88%
MFS Total Return..................             0.75%                      0.15%                         0.90%
MFS Utilities.....................             0.75%                      0.16%                         0.91%
MFS Capital Opportunities.........             0.75%                      0.27%(3)                      1.02%(3)


(1) A portion of the brokerage commissions certain Fidelity Portfolios paid was used to reduce their expenses. In addition, certain Fidelity Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses, after reimbursement for VIP Equity-Income Portfolio would have been 0.56%; for VIP Growth Portfolio: 0.65%; for VIP Overseas Portfolio: 0.87%; for VIPII Asset Manager Portfolio: 0.62%; for VIPII Index 500 Portfolio: 0.28%; and for VIPII Contrafund Portfolio: 0.65%.

(2) Each MFS series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each MFS series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. MFS series expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions and any applicable expense reimbursements, the total operating expenses for MFS Emerging Growth would have been 0.83%; for MFS Capital
     Opportunities: 0.90%; for MFS Research: 0.85%; for MFS Growth With Income:
     0.87%; for MFS Total Return: 0.89%; for MFS Utilities: 0.90%.

(3) MFS has agreed to bear expenses for this series, subject to reimbursement by this series, such that such series' "Other Expenses" shall not exceed 0.15% of the average daily net assets of the series during the current fiscal year. After taking this expense reimbursement into account (but not the expense offset arrangement), the total operating expenses for MFS Capital Opportunities would have been 0.91%. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for the series until at least May 1, 2001, unless terminated with the consent of the board of trustess which oversees the series.

EXAMPLE

     If you surrender your Contract or annuitize, and pay a Surrender Charge at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

If all amounts invested in one of       1 YEAR           3 YEARS            5 YEARS            10 YEARS
 the following Portfolios:
VIP Money Market..................         $73               $104               $134               $203
VIP High Income...................         $77               $116               $155               $246
VIP Equity-Income.................         $76               $112               $148               $233
VIP Growth........................         $77               $116               $154               $245
VIP Overseas......................         $79               $121               $164               $264
VIPII Investment Grade Bond.......         $76               $112               $147               $231
VIPII Asset Manager...............         $77               $114               $151               $239
VIPII Index 500...................         $73               $104               $134               $204
VIPII Contrafund..................         $77               $115               $153               $242
MFS Emerging Growth...............         $79               $120               $163               $262
MFS Research......................         $79               $121               $163               $264
MFS Growth With Income............         $79               $121               $164               $266
MFS Total Return..................         $79               $122               $165               $268

                                     1 YEAR          3 YEARS            5 YEARS            10 YEARS
MFS Utilities.....................     $79             $122               $166               $269
MFS Capital Opportunities.........     $79             $122               $166               $269

     If you do not surrender a Contract or annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 YEAR           3 YEARS            5 years            10 years
If all amounts are invested in
 one of the following Portfolios:
VIP Money Market..................        $18                $54               $ 94               $203
VIP High Income...................        $22                $67               $115               $246
VIP Equity-Income.................        $20                $63               $108               $233
VIP Growth........................        $22                $67               $114               $245
VIP Overseas......................        $24                $72               $124               $264
VIPII Investment Grade Bond.......        $20                $63               $107               $231
VIPII Asset Manager...............        $21                $65               $111               $239
VIPII Index 500...................        $18                $55               $ 94               $204
VIPII Contrafund..................        $21                $66               $113               $242
MFS Emerging Growth...............        $23                $72               $123               $262
MFS Research......................        $23                $72               $123               $264
MFS Growth With Income............        $24                $73               $124               $266
MFS Total Return..................        $24                $73               $125               $268
MFS Utilities.....................        $24                $74               $126               $269
MFS Capital Opportunities.........        $24                $74               $126               $269


     We compiled this Fee Table to help you understand the various costs and expenses that you would bear, directly or indirectly, under the Contract. The table reflects expenses of Separate Account VA-1 (the "Separate Account") and the Portfolios. In addition to the fees and expenses described below, we will deduct an amount to cover any applicable premium taxes. Premium tax rates depend on your place of residence at the time the tax is charged. Rates currently range from 0% to 3.5% and may change.

     THESE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                                    SUMMARY

     You should read this summary together with the other information in this Prospectus. We designed the Contracts to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of savings under the Contract to provide fixed or variable annuity payments. If you are purchasing the Contract through a tax favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides tax sheltered growth.

MINIMUM INVESTMENT REQUIREMENTS

     Your initial purchase payment must be at least $5,000 (or $2,000 for IRAs and SEPs). Any subsequent purchase payment must be at least $50. If the Account Value for a Contract falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. Different termination provisions apply to IRAs. We also may transfer funds from a Division (other than the VIP Money Market Division) or from a Guarantee Period, without charge, to the VIP Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. See "Contract Issuance and Purchase Payments."

FLEXIBLE PURCHASE PAYMENTS

     After your initial purchase payment, you determine the frequency and the amount of purchase payments, subject to certain limits. See "Contract Issuance and Purchase Payments."

PURCHASE PAYMENT ACCUMULATION

     Purchase payments will accumulate on a variable or fixed basis, as you direct, until the Annuity Commencement Date. For variable accumulation, you may allocate purchase payments and Account Value to one or more of the 15 available Divisions of the Separate Account. Each Division invests in shares of one of 15 corresponding Portfolios. See "The Portfolios." As the value of the investments in a Portfolio's shares increases or decreases, the value of accumulated purchase payments in the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

     For fixed accumulation, you may allocate purchase payments and Account Value to one or more of the three Guarantee Periods currently available in the Fixed Account. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments in a Guarantee Period increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

FIXED AND VARIABLE ANNUITY PAYMENTS

     You may elect to receive fixed or variable annuity payments, or a combination of them, starting on the Annuity Commencement Date.

     Fixed Annuity Payments are periodic payments from American Franklin which are fixed and guaranteed by American Franklin. The amount of the payments will depend on the annuity payment option chosen, the age, and in some cases, sex of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

     Variable annuity payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment will depend on the net investment return of the Division or Divisions you choose. If the annualized net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the annualized net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5% per year. We may in the future offer other forms of Contract with a lower assumed interest rate, and we reserve the right to discontinue offering the higher interest rate form of Contract. See "Annuity Period and Annuity Payment Options."

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

     Before the Annuity Commencement Date, you may change your allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

     In addition, you may reallocate Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Account Value - Transfers."

     After the Annuity Commencement Date, you may transfer Account Value among the Divisions, or from a Division to a fixed Annuity Payment Option, but you cannot make transfers from a fixed Annuity Payment Option. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

     You may totally surrender or partially withdraw funds from a Contract at any time before the Annuity Commencement Date, by written request to us. We may assess a Surrender Charge, and you may have to pay a tax or a tax penalty. The maximum Surrender Charge (computed as a percentage of purchase payments withdrawn) is 6% of purchase payments withdrawn during the first two years after we received them. See "Surrenders and Partial Withdrawals" and "Charges Under the Contracts - Surrender Charge."

     You may cancel your Contract by delivering or mailing it, with a written cancellation request, to us before the close of business on the tenth day after you receive the Contract. (In some states, the Contract may provide for a different period.) If you cancel the Contract, we will deem it cancelled on the date of the postmark, and we will refund the Account Value plus any premium taxes and Annual Contract Fee that have been deducted. If state law requires, we will refund the greater of that amount or the amount of purchase payments.

     Surrenders, withdrawals and cancellations may have adverse tax consequences. See "Federal Tax Matters."

DEATH BENEFIT

     If the Annuitant (where there is no surviving contingent annuitant) or Owner dies before the Annuity Commencement Date, we will pay a death benefit to the beneficiary. The death benefit amount will depend on whether your Contract has a death benefit endorsement, but it will be at least the greater of the Account Value at the time we receive proof of death minus premium taxes, or the sum of all purchase payments made minus surrenders and withdrawals. See the "Death Benefit" section in this prospectus.

EMPLOYEE BENEFIT OR DEFERRED COMPENSATION PLANS

     Any applicable employee benefit or deferred compensation plan may limit your rights under a Contract to surrender, take partial withdrawals, make purchase payments, and annuitize. This Prospectus doesn't describe any employee benefit or deferred compensation plans. You should learn about any retirement or deferred compensation plan that applies to your Contract. You can get more information on some employee benefit plans from the disclosure documents prepared under the Employee Retirement Income Security Act of 1974. We are not responsible for monitoring or assuring compliance with any retirement or deferred compensation plan.

NOTICE TO US

     Direct all communications to us to our Administrative Office. Include the Contract number, the Owner's name and, if different, the Annuitant's name.

     We deem purchase payments or other communications to be received by us on the actual date of receipt in proper form unless we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these cases, the date of receipt is the next Valuation Date.

                     FINANCIAL AND PERFORMANCE INFORMATION

     For historical financial information on the Divisions, see "Accumulation Units."

     From time to time, we may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The VIPII Investment Grade Bond Division and the VIP High Income Division may also advertise "yield." The VIP Money Market Division may advertise "yield" and "effective yield."

     Each of these figures is based on historical information and does not represent the future performance of a Division. These performance figures also do not represent the actual experience of any particular Owner. The investment experience for each Division reflects the investment performance of the separate Portfolio funding the Division for the periods stated. For periods before the Contract became available, we may also show results by applying all applicable Contract charges and fees to the historical Portfolio performance results for those periods. Additional information about the Divisions' performance appears in the Statement of Additional Information.

     We may also advertise our ratings by independent financial rating services, such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The ratings from these three nationally-recognized rating organizations reflect the claims paying ability and financial strength of American Franklin and are not a rating of investment performance of the Divisions or the Contracts.

     In addition, we may include in advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend American Franklin or the Contracts. American Franklin may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The financial statements for the Separate Account and American Franklin are located in the Statement of Additional Information. See the cover page of the Prospectus for information on how to obtain a copy of the Statement of Additional Information. The financial statements of American Franklin should be considered only as bearing on the ability of American Franklin to meet its contractual obligations under the Contracts; they do not reflect the investment performance of the Separate Account.

                  AMERICAN FRANKLIN AND SEPARATE ACCOUNT VA-1

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is a wholly-owned subsidiary of American General Corporation, 2929 Allen Parkway, Houston, Texas 77019-2155. American General, a publicly traded company whose stock is traded on the New York Stock Exchange, is one of the largest diversified financial services organizations in the United States, and its operating subsidiaries are leading providers of retirement services, consumer loans and life insurance.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

     We established the Separate Account on May 22, 1996. It consists of 15 Divisions, all of which are available under the Contracts offered by this Prospectus. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). This registration does not mean that the Securities and Exchange Commission supervises the management or investment policies of the Separate Account. The Separate Account meets the definition of a "separate account" under federal securities laws.

          The operations of each Division of the Separate Account are part of our general operations, and the assets of the Separate Account belong to us. Obligations under the contracts are our obligations. Under Illinois law, the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with liabilities arising out of any other business which we may conduct, but are held exclusively to meet our obligations under variable annuity contracts issued through the Separate Account. We may transfer the excess to our general account. The income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

                                 THE PORTFOLIOS

     Each Division of the Separate Account invests exclusively in shares of a specific separate investment Portfolio that is operated by one of three mutual funds (the "Funds"). The Funds sell shares of these Portfolios, without sales charges, exclusively to insurance company separate accounts and qualified plans. The three mutual funds are the VARIABLE INSURANCE PRODUCTS FUND ("VIP"); the VARIABLE INSURANCE PRODUCTS FUND II ("VIPII"); and the MFS VARIABLE INSURANCE TRUST ("MFS Trust"). The Portfolios are listed below.

     Each of these mutual funds also offers its shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with us. We do not see any conflict between Owners of Contracts and Owners of variable life insurance policies or variable annuity contracts issued by insurance companies not affiliated with American Franklin. Nevertheless, the Boards of Trustees of each of these mutual funds will monitor to identify any material irreconcilable conflicts that may develop and determine what, if any, action should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

     Each Portfolio has a different investment objective and different investment policies. The objectives and policies of each Portfolio will affect its return and its risks. The Prospectuses and Statements of Additional Information for the Portfolios describe in detail the investment objectives, policies, restrictions and risks of the Portfolios. The Prospectuses for the Portfolios are attached to this Prospectus.

     The investment objectives and policies of some of the Portfolios may be similar to those of other funds managed by the same investment adviser. The investment results of the Portfolios, however, may be higher or lower than the results of those other funds. There can be no assurance, and we do not represent, that the investment results of any Portfolio will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

     Following is a summary of the policies and objectives of the Portfolios of the VIP:

     VIP MONEY MARKET PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the Portfolio's investments.

     VIP HIGH INCOME PORTFOLIO seeks a high level of current income while also considering growth of capital. The Portfolio normally invests at least 65% of its total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investing in junk bonds, see the Prospectus for the Variable Insurance Products Fund, which is attached to this Prospectus.

     VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio normally invests at least 65% of its total assets in income-producing equity securities.

     VIP GROWTH PORTFOLIO seeks capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in companies which its investment adviser believes have above-average growth potential.

     VIP OVERSEAS PORTFOLIO seeks long-term growth of capital and normally invests at least 65% of its total assets in foreign securities. The Portfolio normally invests its assets primarily in common stocks.

     Following is a summary of the policies and objectives of the Portfolios of the VIPII:

     VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital and normally invests its assets in U.S. dollar-denominated investment-grade bonds. The investment adviser uses the Lehman Brothers Aggregate Bond Index as a guide in structuring the Portfolio and selecting investments and manages the Portfolio to have similar overall interest rate risk to the index.

     VIPII ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

     VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), and normally invests at least 80% of its assets in common stocks included in the S & P 500. The S & P 500 is a widely recognized, unmanaged index of common stock prices.

     VIPII CONTRAFUND PORTFOLIO seeks long-term capital appreciation and normally invests its assets primarily in common stocks. The Portfolio invests its assets in securities of companies whose value the investment adviser believes is not fully recognized by the public.

     Following is a summary of the policies and objectives of the Portfolios of the MFS Trust:

     MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

     MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

     MFS GROWTH WITH INCOME SERIES will seek long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a Portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

     MFS TOTAL RETURN SERIES will primarily seek to obtain above-average income (compared to a Portfolio invested entirely in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential. The series is a "balanced fund," and invests in a combination of equity and fixed income securities.

     MFS UTILITIES SERIES will seek capital growth and current income (income above that available from a Portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its total assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

     MFS CAPITAL OPPORTUNITIES SERIES will seek capital appreciation. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities.

     We do not guarantee that any Portfolio will achieve its objective. In addition, no single Portfolio or Division, by itself, constitutes a balanced investment plan.

     Except for the VIP MONEY MARKET, VIPII INVESTMENT GRADE BOND, VIPII INDEX 500 and MFS GROWTH WITH INCOME Portfolios, the Portfolios can purchase lower-quality bonds, also known as "junk bonds". Junk bonds are highly speculative. They provide poor protection for payment of principal and interest. Changes in an issuer's creditworthiness can cause greater risks of default or price changes than the risks typically associated with higher-rated securities. For a discussion of the risks of investing in junk bonds, see the Prospectuses for the Funds, which are attached to this Prospectus.

     Subject to the approval and supervision of the Funds' Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of VIP and VIPII, and exercises overall responsibility for the investment and reinvestment of their assets. Each Portfolio of the VIP and the VIPII pays FMR a monthly fee for managing its business and investment affairs. For a description of FMR and the calculation of its fee, see the Prospectuses and Statements of Additional Information for the VIP and the VIPII.

     Subject to the policies of the Fund's Board of Trustees, Massachusetts Financial Services Company ("MFS") makes investment decisions for each Portfolio of the MFS Trust. MFS also provides the MFS Trust Portfolios with administrative services and general office facilities. MFS receives a monthly management fee for its services. For a description of MFS and the calculation of its fee, see the Prospectus of the MFS Trust.

     We and the Funds' investment advisers may agree that the investment advisers will reimburse us or our affiliates for certain costs incurred in administering the Funds as variable funding options for the Contracts. We have agreed with MFS that MFS or its affiliates will pay us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Portfolio of the MFS Trust attributable to the Contracts and certain other variable contracts that we or our affiliates issue. This fee will not be paid by the Portfolios, their shareholders or the Owners.

     Affiliates of FMR may compensate us or our affiliates for administrative, distribution, or other services relating to the Portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the Contracts and certain other variable contracts that we or our affiliates issue.

     BEFORE YOU SELECT ANY DIVISION, you should carefully read the Funds' prospectuses. To obtain additional copies of the Prospectuses of the Funds, contact us.

                               VOTING PRIVILEGES

     At meetings of Portfolio shareholders, the Separate Account will vote shares of the Portfolios according to your instructions, in proportion to the shares attributable to your Contract. We will request voting instructions from Owners of Contracts that are not yet in the annuity period. (This is the period when we make annuity payments under an annuity payment option.) For Contracts that are in the annuity period, we will request instructions from Annuitants or other payees, or from Owners of Section 457 Contracts. We will determine the persons entitled to give voting instructions, and the number of their votes, as of the record date for a meeting.

     If there are shares for which we receive no instructions, or if we hold shares on our own behalf, we will vote these shares in the same proportion as the shares for which we do receive instructions.

     The number of votes you are entitled to direct for a Portfolio equals (a) your Variable Account value in that Portfolio divided by (b) the net asset value of one share of that Portfolio. We will take fractional shares into account in determining the number of votes. If you have chosen a variable annuity payment option, we will calculate your votes in a similar manner, based on our liability for future variable annuity payments as of the record date, the mortality assumptions and the assumed interest rate used to determine the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

     We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

                               THE FIXED ACCOUNT

     ANY PURCHASE PAYMENTS THAT YOU ALLOCATE TO A GUARANTEE PERIOD OF THE FIXED ACCOUNT OR THAT SUPPORTS FIXED ANNUITY PAYMENTS BECOMES PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, WE HAVE NOT REGISTERED THE GENERAL ACCOUNT UNDER THE SECURITIES ACT OF 1933 OR AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS ABOUT THE FIXED ACCOUNT OR ABOUT FIXED ANNUITY PAYMENTS. THOSE DISCLOSURES, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS THAT REQUIRE STATEMENTS IN PROSPECTUSES TO BE ACCURATE AND COMPLETE.

     Obligations of the Fixed Account are our legal obligations and are supported by our General Account assets, which also support our obligations under other insurance and annuity contracts. American Franklin owns the investments purchased with Fixed Account funds, and the Separate Account Owners have no legal rights in those investments.

     If you allocate Account Value to the Fixed Account, you earn a Guaranteed Interest Rate, starting on the date of your allocation. This Guaranteed Interest Rate continues for the Guarantee Period you select. You can select a Guarantee Period from the Guarantee Periods that we then offer. We currently offer Guarantee Periods of one, three and five years. Each Guarantee Period has its own Guaranteed Interest Rate, which may be different from the rate for other Guarantee Periods.

     At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including accrued interest, to a new Guarantee Period of the same length, unless you have instructed us differently in writing. You can instruct us to allocate the Account Value to a different Guarantee Period, to several Guarantee Periods, or to one or more of the Divisions of the Separate Account. We must receive this written request at least three Valuation Dates before the end of the Guarantee Period. If you have not given us a written allocation request, and the renewed Guarantee Period extends beyond your scheduled Annuity Commencement Date, we will contact you about your scheduled Annuity Commencement Date. If you elect to annuitize in this situation, we may waive the Surrender Charge. See "Annuity Payment Options" and "Surrender Charge."

     The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the earlier Guarantee Period. We will notify you at least 30 days and not more than 60 days before the end of any Guarantee Period. If your Account Value in a Guarantee Period is less than $500, we reserve the right, without charge, to automatically transfer the balance to the VIP Money Market Division at the end of that Guarantee Period, unless we have received written instructions in good order to transfer the balance to a Division, or to allocate the balance to a new Guarantee Period.

     We declare the Guaranteed Interest Rates from time to time at our discretion. We will notify you about the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a purchase payment, you make a transfer, or a you renew a Guarantee Period. Interest rates may vary from one Guarantee Period to another because the other Guarantee Period begins on a different date, or is of a different length. Also, we may credit different rates of interest to a renewed Guarantee Period and a Guarantee Period in respect of a new Contract, an additional purchase payment or a transfer from the Variable Account that begin on the same date and are of the same length. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

     From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. We reserve the right to change the Guarantee Periods available at any time.

     AMERICAN FRANKLIN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CAN NOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES ABOVE THE MINIMUM GUARANTEED INTEREST RATE.

     You can get information on the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from us.

                      CONTRACT ISSUE AND PURCHASE PAYMENTS

     The minimum initial purchase payment for a Contract is $5,000 (or $2,000 for IRA or SEP Contracts). Subsequent purchase payments allocated to any Division or Guarantee Period must be at least $50. We reserve the right to change these minimums. We may waive the minimum initial purchase payment amount for a block of Contracts where the average purchase payment for the block meets the minimum requirement.

     You must apply for a Contract by filling out and signing our application form. We may agree to accept applications in other mediums or formats. If you submit a properly completed application along with a purchase payment, we will, within two business days after we receive them, either process the application, credit the purchase payment, and issue the Contract, or reject the application and return the purchase payment to you.

     If we receive an incomplete application, we will attempt to contact you to complete it. If we cannot complete the application within five business days after we receive the initial purchase payment, we will immediately return the entire initial purchase payment to you unless you have been informed of the delay and you have asked us not to return it. When your application is complete, we will credit the balance of the initial purchase payment, after deducting any charges and any applicable premium tax, to the Divisions and/or the Fixed Account according to your selection.

     We credit subsequent purchase payments as of the end of the Valuation Period in which we receive them together with any required written identifying information. We reserve the right to reject any application or purchase payment for any reason.

     If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the VIP Money Market Division. If your Account Value in any Division falls below $500 because of a transfer to other Divisions or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the Divisions or Fixed Account to which the transfer was made. We will waive these minimum requirements for transfers under the Variable Account Asset Rebalancing program. See "Variable Account Asset Rebalancing."

     A purchase payment begins to earn a return on the date that it is credited to a Contract. You must allocate amounts of each purchase payment to Divisions or Guarantee Periods in whole percentages on the application form. You can change these allocation percentages any time by sending written notice to us.

     If your total Account Value falls below $500, we may cancel the Contract. (In Texas, if your Account Value is less than $500 or would provide an income the initial amount of which is less than $20 per month and no purchase payments have been applied for a period of 2 full years, we may cancel the Contract upon 60 days' notice to you, and return your Account Value.) IRA annuities have different termination provisions. We will consider any cancellation to be a full surrender of the Contract. We will provide you with 60 days' advance notice of any such cancellation.

     If your Account Value does not fall below $500, you are not required to make any further purchase payments. However, you may make subsequent purchase payments any time before the Annuity Commencement Date while the Owner and Annuitant are still living. Make checks for subsequent purchase payments payable to The American Franklin Life Insurance Company, and send them to us. We will also accept purchase payments by wire or by exchange from another insurance company. You can get more information about making purchase payments by either of these methods from a sales representative or from us.

     You may make purchase payments in connection with salary reduction plans under Section 403(b) of the Internal Revenue Code only with American Franklin's agreement. Also, the following annual limits on purchase payments apply to Contracts in the categories shown:

     Contract                      Maximum Purchase Payments Per Year
     --------                      ----------------------------------
     IRA                           In general, $2,000
     SEP                           $24,500
     SIMPLE IRA                    Maximum contribution allowed by law
     Section 457 Contract          In general, $7,500

ACCOUNT VALUE


     Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account value and your Fixed Account value, as discussed below.

VARIABLE ACCOUNT VALUE

     Your Variable Account value as of any Valuation Date before the Annuity Commencement Date equals the sum of the Variable Account values in each Division of the Separate Account on that date. The Variable Account value in a Division is the number of Accumulation Units in that Division multiplied by the value of an Accumulation Unit on that Valuation Date. WE DO NOT GUARANTEE ANY MINIMUM VARIABLE ACCOUNT VALUE. YOU BEAR THE ENTIRE RISK OF ALL INVESTMENT LOSSES OF ANY AMOUNT THAT YOU ALLOCATE TO THE SEPARATE ACCOUNT.

     We credit Accumulation Units to a Division when you allocate purchase payments or transfer amounts to that Division. Similarly, we cancel Accumulation Units when you transfer or withdraw amounts from a Division, and to pay certain charges under the Contract. We will credit or cancel Accumulation Units based on their value at the end of the Valuation Date on which the related amounts are being credited to or charged against the Variable Account value.

     We calculate the value of an Accumulation Unit for a Division on any Valuation Date by multiplying the prior value of that Division's Accumulation Unit by the Division's net investment factor for the Valuation Period ending on that Valuation Date. The value of an Accumulation Unit for each Division at the start of operations was $5.00. Investment performance of a Portfolio, expenses, and deduction of charges all affect Accumulation Unit value.

     We determine the net investment factor for a Division by:

     . dividing the net asset value per share of the Portfolio shares held by the Division, as of the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Division during the current Valuation Period, by

     . the net asset value per share of the Portfolio shares held in the Division as of the end of the previous Valuation Period, and

     . subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

     The Fixed Account value as of any Valuation Date before the Annuity Commencement Date is the sum of the Fixed Account value in each Guarantee Period as of that date. The Fixed Account value in any Guarantee Period equals the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

     We guarantee the Fixed Account value. Therefore, we bear the investment risk of amounts you allocate to the Fixed Account. However, we may vary the Guaranteed Interest Rate for future Guarantee Periods.

     TRANSFERS, VARIABLE ACCOUNT ASSET REBALANCING, SURRENDERS AND PARTIAL
                                  WITHDRAWALS

TRANSFERS

     Starting 30 days after your Contract's issue date (and before the Annuity Commencement Date), you may transfer your Account Value among the available Divisions of the Separate Account and Guarantee Periods, subject to the conditions described below. Transfers are effective at the end of the Valuation Period in which we receive a written or telephone transfer request.

     You may make up to 12 transfers each Contact Year without charge. Each additional transfer will cost $25. You may not, during any Contract Year, transfer out of a Guarantee Period more than 25% of the Account Value that you allocated to it at its inception. This 25% limit does not apply to transfers 15 days before or after the end of the Guarantee Period to the same or to another Guarantee Period. The 25% limit also does not apply to a renewal at the end of the Guarantee Period to a different Guarantee Period of the same length.

     Subject to the above general rules concerning transfers, you may establish an automatic transfer plan, where we automatically transfer amounts from the VIP Money Market Division to one or more other Divisions, on a monthly, quarterly or semi-annual basis. These transfers will not count towards the 12 free transfers each Contract Year, and will not incur a $25 charge. You can get more information about how to establish an automatic transfer program from a sales representative or from us.

     You must authorize telephone transfers by completing a Telephone Transfer Privilege Form. If we have a properly completed form on file from whoever is entitled to make transfers, we will make transfers according to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization.

     Because we will honor telephone transfer instructions from anyone who provides correct information, there is a risk that an unauthorized person could use this service in your name, which could cost you money. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. We will mail to the Owner a written confirmation of the transaction. We are not liable for any acts or omissions based on instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of instructions.

     If several people try to make telephone transfers at the same time, or if the recording equipment malfunctions, you may not be able to make a telephone transfer when you want. If this happens, you may submit a written transfer request. Also, if the recording of a telephone request is incomplete or if we can't understand what is being said, because of equipment malfunction or for any other reason, we will not process the transaction. The phone numbers you should use for telephone transfers are (800) 200-3101, or in the Houston area,
(713) 831-3310.

     The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify ourpolicies or procedures regarding transfer requests.

VARIABLE ACCOUNT ASSET REBALANCING

     Variable Account Asset Rebalancing authorizes us to automatically transfer your Account Value among the Divisions on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date, so that the values in each Division on the transfer date correspond to a percentage allocation of the total Variable Account value that you designate. You may not use Variable Account Asset Rebalancing to transfer amounts to or from any Guarantee Period.

     Variable Account Asset Rebalancing is designed to permit the exchange of Variable Account value from those Divisions that have increased in value to those Divisions that have declined in value. Over time, this method of investing may help you to purchase at lower prices and sell at higher prices. However, we cannot assure you that this actually will happen. This method does not guarantee that you will experience profits or that you will not experience losses.

     You can use Variable Account Asset Rebalancing if your Contract has an Account Value of at least $25,000 at the time we receive your application for the Program. You can apply for the Program any time, and once enrolled, you can get out of the Program any time, effective after we receive a written notice. Transfers under the Variable Account Asset Rebalancing Program will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. See "Transfers," above.

SURRENDERS AND PARTIAL WITHDRAWALS

     Any time before your Annuity Commencement Date (and while the Annuitant is still living), you may surrender or take a partial withdrawal from your Contract. All collateral assignees of record must consent to any full surrender or partial withdrawal.

     If you make a full surrender, we will pay your Account Value as of the end of the Valuation Period in which we receive a written surrender request in good order, minus any applicable Surrender Charge, uncollected Annual Contract Fee (see "Annual Contract Fee") and applicable premium tax. You must return your Contract along with any request for a full surrender. After a full surrender, or if your Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will end.

     If you request a partial withdrawal, you should specify, in writing, the Divisions or Guarantee Periods from which you wish the withdrawal to be made. If you don't give us instructions, or if we can't process the withdrawal according to your instructions, we will make the withdrawal pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each. Partial withdrawal requests must be for at least $100 or, if less, for all of the Account Value. Unless you request otherwise, upon a partial withdrawal, the Accumulation Units and Fixed Account interests that are canceled will equal the amount of the withdrawal request, and we will pay you the amount of your withdrawal request less any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

SYSTEMATIC WITHDRAWAL PLAN

     You may make automatic partial withdrawals, with minimum payments of $100, at periodic intervals through a systematic withdrawal program. You may choose monthly, quarterly, semi-annual or annual payment schedules, and may start, stop, increase or decrease payments, subject to the minimum payment limit. You may start taking these withdrawals as early as 30 days after the issue date of the Contract, and they may be taken from the Fixed Account or any Division, as you specify. The terms and conditions applicable to other partial withdrawals apply to systematic withdrawals, including Surrender Charges and exceptions to Surrender Charges. Systematic withdrawals may be subject to federal tax penalties and federal income tax withholding.

     You can get more information about how to establish a systematic withdrawal program from a sales representative or from us. We reserve the right to modify or terminate the procedures for systematic withdrawals at any time.

     THERE ARE CERTAIN RESTRICTIONS ON WITHDRAWALS UNDER SECTION 403(B) TAX SHELTERED ANNUITIES. If your contract was issued under the Texas Optional Retirement Program, you may not redeem it before your termination of employment in the Texas public institutions of higher education or retirement, death or reaching age 70 1/2.

     Any full surrender or partial withdrawal payment may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Matters."

                          CHARGES UNDER THE CONTRACTS

     We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Surrender Charge may not fully cover all of the sales and distribution expenses that we actually incur, and we may use proceeds in part from other charges, including the mortality and expense risk charge, to cover such expenses.

PREMIUM TAXES

     When applicable, we will deduct charges for premium taxes. We will make such a deduction, in accordance with applicable state law:

(1)  from purchase payment(s) when we receive them; or

(2)  from your Account Value when annuity payments begin; or

(3)  from any partial withdrawal; or

(4) from proceeds payable on termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

     If you owe premium tax under paragraphs 2, 3, or 4 above, we may collect reimbursement for the tax by multiplying the sum of the purchase payments being withdrawn by the applicable premium tax percentage.

     Applicable premium tax rates depend upon your then-current place of residence. Rates currently range from 0% to 3.5%, and are subject to change.

SURRENDER CHARGE

     The Surrender Charge compensates us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay any excess out of our general surplus.

     Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we received it. The percentage declines depending on how many years have passed since the withdrawn purchase payment was made, as follows:

          Year of
          Purchase                  Surrender Charge as a
          Payment                   Percentage of Purchase
         Withdrawal                 Payment Withdrawn
         ----------                 -----------------------
            1st                               6%
            2nd                               6%
            3rd                               5%
            4th                               5%
            5th                               4%
            6th                               4%
            7th                               2%
        Thereafter                            0%


     To compute the Surrender Charge, we will consider the earliest purchase payments to be withdrawn first, and purchase payments to be withdrawn before any amounts in excess of purchase payments are withdrawn from Account Value. We will consider the following transactions as withdrawals, for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an annuity payment option, and termination due to insufficient Account Value.

     The Surrender Charge does not apply to the portion of a withdrawal or total surrender in any Contract Year that is 10% or less of the amount of purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract between one year and seven years, minus the amount of any previous withdrawals during such Contract Year. If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, purchase payments credited for 30 days or more are eligible for the 10% free withdrawal privilege.

     We also will not apply the Surrender Charge to withdrawals in the following circumstances:

 .    If your withdrawals exceed the cumulative amount of your purchase payments, we will not apply the Surrender Charge to the excess;

 .    The Annuitant dies, at any age, after the Annuity Commencement Date;

 .    The Annuitant dies, at any age, before the Annuity Commencement Date, provided no contingent annuitant survives;

 .    Annuitization under an annuity payment option involving payments for at least 10 years, or annuitization under an annuity payment option involving a life contingency if the life expectancy is at least 10 years; or

 .    You or your Annuitant have been confined to a long-term care facility or are subject to a terminal illness (to the extent that the riders for these matters are available in the applicable state), after the first Contract Year, as set forth under "Long-Term Care and Terminal Illness."

     In Maryland, the Surrender Charge will also not apply if an Annuity Payment Option starts at age 99.

     We may also waive the Surrender Charge for the surrender of a Contract or the withdrawal of Account Value (limited to the Variable Account value and the one year Guarantee Period) under Contracts issued to Owners who are bona-fide full-time employees of American Franklin, The Franklin Life Insurance Company or Franklin Financial Services Corporation, the principal underwriter of the Contracts. This waiver is based on the Contract Owner's status at the time the Contract was purchased.

     We will not apply the Surrender Charge to any amounts withdrawn above the amount permitted by the 10% free withdrawal privilege, described above, if you must withdraw those amounts to obtain or retain favorable tax treatment. This exception is subject to our approval.

     We will not consider a free withdrawal pursuant to any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraphs.

     Withdrawals are subject to tax, and you may have to pay a federal tax penalty on distributions if the recipient is under age 59-1/2. In addition, distributions may be subject to federal income tax withholding. See "Federal Income Tax Matters."

TRANSFER CHARGES

     The first twelve transfers in any Contract Year are free. After that, we charge $25 for each transfer. Transfers under an automatic transfer plan and the Variable Account Asset Rebalancing Program will not count toward the 12 free transfers.

ANNUAL CONTRACT FEE

     We will deduct an Annual Contract Fee of $30 from your Account Value on each Contract Anniversary before the Annuity Commencement Date. This fee compensates us for administrative expenses. We will allocate the fee among the Guarantee Periods and Divisions in proportion to the Account Value in them. (Where state law requires, we will allocate this fee among the Divisions in proportion to the Account Value in each; and, if at the time we deduct this fee, the Variable Account value is less than the Annual Contract Fee, we will waive the fee for that deduction.) If you make a full surrender of your Contract on a date other than a Contract Anniversary, we will deduct from the proceeds the entire fee for the Contract Year during which the surrender occurs. Currently, we will waive this Annual Contract Fee if cumulative purchase payments are at least $75,000. We reserve the right to waive the Annual Contract Fee under other circumstances.

CHARGE TO SEPARATE ACCOUNT VA-1

     To offset administrative expenses, and to compensate us for assuming mortality and expense risks under the Contracts, the Separate Account will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. Of this amount,
 .15% on an annual basis is for administrative expenses and 1.25% on an annual basis is for the assumption of mortality and expense risks.

     In assuming mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may be wrong, and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die when the death benefit that we guarantee is higher than their interests in the Contracts. In assuming expense risk, we take the risk that revenues from the expense charges under the Contracts (which we guarantee will not increase) will not cover our expense of administering the Contracts. We may profit from this charge and may use any profits for any lawful purpose including paying distribution expenses.

     We reserve the right to impose charges or establish reserves for any federal, state or local taxes that we have incurred or that we may incur, and that may be deemed attributable to the Contracts.

PORTFOLIO EXPENSES

     Each Portfolio will assess its own investment management fee and pay other expenses from the Portfolio's assets, as described in the prospectus relating to that Portfolio.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

     We may reduce the Surrender Charges or administrative charges imposed under certainQualified Contracts and Section 457 Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not unfairly discriminate against any person.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

     Subject to any limitations in a deferred compensation or employee benefit plan, you may select your Annuity Commencement Date when you apply to purchase a Contract. You can change this date any time before the start of an annuity payment option by submitting a written request, subject to our approval. The Annuity Commencement Date can be any day of any month up to and including the Annuitant's 99th birthday. See "Federal Income Tax Matters."


APPLICATION OF ACCOUNT VALUE

     Except under certain Qualified Contracts, we will automatically apply the Variable Account value in any Division to provide variable annuity payments, and the Fixed Account value to provide Fixed Annuity Payments. If you give us other written instructions at least 30 days before the Annuity Commencement Date, we will apply your Account Value in different proportions. For a Section 457 Contract, under current federal income tax rules, we may have to apply both the Variable Account value in any Division and the Fixed Account value to provide Fixed Annuity Payments.

     We deduct any state and local premium taxes from the Account Value being applied to an annuity payment option. In some cases, we may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, your Account Value is applied to an annuity payment option, ten days before your Annuity Commencement Date. If that day is not a Valuation Date, we will apply your Account Value to an annuity payment option at the end of the next Valuation Period.

FIXED AND VARIABLE ANNUITY PAYMENTS

     Your first monthly fixed or variable annuity payment will be at least as much as the amount determined from the annuity tables set forth in the Contract, based on your Account Value being applied to provide the fixed or variable annuity payments.

     After that, the amount of each monthly Fixed Annuity Payment is fixed, and is specified by the terms of the annuity payment option selected.

     We will convert the Account Value that provides variable annuity payments to Annuity Units. We determine the number of your Annuity Units by dividing the first variable annuity payment by the value of an Annuity Unit of the relevant Division. We will perform this calculation at the end of the tenth day before your Annuity Commencement Date, or, if that is not a Valuation Date, at the end of the next Valuation Period. The number of Annuity Units, once calculated, remains constant for any Annuitant. We determine each subsequent variable annuity payment by multiplying Annuity Units by the value of an Annuity Unit as of the end of the tenth day before each payment date, or, if that is not a Valuation Date, at the end of the next Valuation Period. If the variable annuity payments are based on more than one Division, we make these calculations separately for each Division.

     The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period times the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables. The value of an Annuity Unit for each Division at the start of operations was $5.00.

     If the net investment return for a Division for any month turns out to be more than the assumed interest rate in the Contract's annuity tables, a variable annuity payment based on that Division will be higher than that Division's payment for the prior month. On the other hand, if the net investment return for a Division for any month is less than the assumed interest rate in the Contract's annuity tables, a variable annuity payment based on that Division will be less than that Division's payment for the prior month.

ANNUITY PAYMENT OPTIONS

     You can have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. Sixty to 90 days before the scheduled Annuity Commencement Date, we will notify you that your Contract is scheduled to mature, and we will ask you to pick an Annuity Payment Option. If you have not picked an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     (1) if the scheduled Annuity Commencement Date is before the Annuitant's 99th birthday, we will extend the Annuity Commencement Date to the Annuitant's 99th birthday, subject to various state limitations; or

     (2) if the scheduled Annuity Commencement Date is the Annuitant's 99th birthday, we will pay you the Account Value, less any applicable Surrender Charge, Annual Contract Fee and premium taxes, in one lump sum.

     The tax code imposes minimum distribution requirements that affect the Annuity Payment Option and the Annuity Commencement Date in connection with Contracts that qualify under Sections 401(a), 403(a) or (b), 408(b), (k) or (p) ("Qualified Contracts"), those that do not ("Non-Qualified Contracts"), and
Section 457 Contracts. Certain Annuity Payment Options may be unavailable. See "Federal Income Tax Matters" below, and "Limitations on Annuity Payment Options" in the Statement of Additional Information. We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met unless you have asked us in writing to do so, and we have agreed.

ALTERNATIVE PAYMENT SCHEDULES. For any of the five options, you or your Annuitant may decide to receive payments on a quarterly, semi-annual or annual basis, instead of every month. We will determine the amount of each payment in a way that is consistent with how we determine monthly payments.

     You may not elect any Annuity Payment Option unless that option would provide an initial annuity payment of at least $100, where you elect only fixed or only variable annuity payments, or of at least $50 on each basis, if you elect a combination. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly designated payee in the amount of the Account Value, less any applicable Surrender Charge, uncollected Annual Contract Fee, applicable premium tax and applicable federal income tax withholding.

     You may direct that we pay any amount due to your beneficiary under one of the options described below, subject to tax law requirements. If you do not make this choice, your beneficiary can select an option up to 60 days after your or your Annuitant's death. See "Death Benefit." Your beneficiary will have all the remaining rights and powers under the Contract and will be subject to all of its terms and conditions, except that for Qualified Contracts and Section 457 Contracts, the Owner will retain those rights and powers. We will make the first annuity payment at the beginning of the second month after the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values as of the close of business ten days before we make the first annuity payment, or if that is not a Valuation Date, at the close of the next Valuation Period.

     When an Annuity Payment Option becomes effective, you must deliver your Contract to us, in exchange for a payment contract providing the option you have selected. An Annuity Payment Option may not be terminated once annuity payments have started.

First Option - Life Annuity. We make payments monthly during the lifetime of the Annuitant, ending when the Annuitant dies. This Option offers the highest monthly annuity payments, since there is no guarantee of a minimum number of annuity payments, or provision for payments to a beneficiary when the Annuitant dies. Under this Option, the Annuitant could receive only one annuity payment if he or she died before the second annuity payment, or only two annuity payments if he or she died after the second annuity payment but before the third annuity payment, and so on.

SECOND OPTION - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN. We make payments monthly while the Annuitant lives. If the Annuitant dies and we have made payments for less than 120 months, 180 months, or 240 months (depending on the Option), we will continue making payments to your beneficiary for the rest of the period.

THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. We make payments monthly while both the Annuitant and another payee are alive, and after one dies, during the survivor's life. Payments end when the survivor dies. There is no minimum number of guaranteed payments under this Option, so it would be possible for both the Annuitant and payee to receive only one payment if both died before the second annuity payment date, or to receive only two payments if both died after the second annuity payment but before the third, and so on.

FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. We make payments monthly to the Annuitant or another payee for a period ranging from 5 to 40 years, as you designate. When the Annuitant or other payee dies, we will continue payments to the beneficiary for the rest of the period. If you select variable annuity payments under this Option, the designated period cannot exceed the life expectancy of the Annuitant or other payee.

     Under this option, we do not offer any mortality guarantee, even though we will assess a charge under the Separate Account, partly for mortality risks. See "Charge to the Separate Account."

FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is available only as a Fixed Annuity. We make equal monthly payments of a designated dollar amount (not less than $125, nor more than $200 per year per $1,000 of the original amount due) until the remaining balance is less than one payment. We will then pay the balance, and that will be the final payment under this Option. If the Annuitant dies, and there is a remaining balance, we will make payments to the beneficiary until the remaining balance is paid. We determine the remaining balance at the end of the month by decreasing the balance at the end of the previous month by the amount of any installment paid during the month, and by adding to the result at least 3.5% interest, compounded annually.

     Federal tax regulations may treat the fourth or fifth options as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." You also may not be able to defer taxes on subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS. If we make fixed annuity payments under one of the first three Annuity Payment Options, you (or if you have not elected a payment option, your beneficiary) may elect monthly annuity payments equal to the monthly payment available for any Annuitant of the same adjusted age and sex (if applicable) as your Annuitant, based on the single payment immediate fixed annuity rates which we are then using. We provide this option to assure you that, at retirement, if we are offering a higher fixed annuity purchase rate for new single payment immediate annuity contracts than the annuity rates guaranteed by your Contract, your Annuitant or other payee can take advantage of the new rates.

TRANSFERS

     After the Annuity Commencement Date, your Annuitant or other payee can make one transfer every 180 days among the available Divisions of the Separate Account, or from the Divisions to a fixed annuity payment option. We will not charge anything for this transfer. We will not permit transfers from a fixed to a variable annuity payment Option. If a transfer would decrease the Contract value in any Division to less than $500, we reserve the right to transfer the remaining balance in that Division. We will carry out transfers at the end of the Valuation Period during which we receive a written transfer request. We reserve the right to terminate or restrict transfers at any time.

USE OF GENDER-BASED ANNUITY TABLES

     Court decisions, particularly the United States Supreme Court's decision in Arizona Governing Committee v. Norris, have held that the use of gender-based mortality tables to determine benefits under "employer-related" plans may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

     The Contracts described in this Prospectus incorporate annuity rate tables that reflect the age and sex of the Annuitant and the Annuity Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to Norris (such as Individual Retirement Annuities not sponsored by an employer). However, to enable employers to comply with Norris, we will provide Contracts incorporating "unisex" annuity rate tables for use in connection with "employer-related" plans. You should consult a legal advisor regarding Norris and the Contract.

                                 DEATH BENEFIT

     Under the Contracts, if the Annuitant dies before the Annuity Commencement Date, the contingent Annuitant that you named in your Contract application will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) you have not designated a contingent Annuitant, or (b) the contingent Annuitant dies before the Annuitant dies, we will pay the Death Benefit to the beneficiary. We will determine the Death Benefit as of the date we receive due proof of death.

     Under the Contracts, we will also pay a Death Benefit to the beneficiary if the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies. The tax code requires that all amounts payable under the Contract be distributed (a) within five years of the Owner's death or (b) as annuity payments, beginning within a year of such Owner's death and continuing over a period not extending beyond the life expectancy of the designated beneficiary. If the designated beneficiary is the deceased Owner's surviving spouse, the spouse can continue the Contract as the new Owner and, if the deceased Owner was the Annuitant, as the new Annuitant.

     If any Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the tax code. Failure to satisfy these tax code distribution requirements may result in serious adverse tax consequences. Parallel provisions of the tax code apply similar requirements to retirement and deferred compensation plans in connection with which Qualified Contracts and Section 457 Contracts are issued.

     The amount of the Death Benefit will depend on whether the Death Benefit Endorsement was issued on your Contract. If your Contract was issued prior to the approval of this Endorsement in your state of residence, your Contract will not have this Endorsement, and the Death Benefit, before the deduction of any premium taxes, will equal the Account Value, or the sum of all net purchase payments minus amounts surrendered or withdrawn, whichever amount is greater.

     If your Contract has this Endorsement, the Death Benefit, before the deduction of any premium taxes, will equal the greatest of the following amounts:

     (1) the sum of all net purchase payments minus amounts surrendered or withdrawn;

     (2)  the Account Value; or

     (3)  the Highest Anniversary Value.

     We will determine the Highest Anniversary Value as follows:

     First, we will calculate the Account Values at the end of each of the past Contract Years that occurred before the deceased's 81st birthday;

     Second, we will increase each of these Account Values by the amount of net purchase payments made since the end of such Contract Years; and

     Third, we will reduce the result by the amount of any withdrawals made since the end of such Contract Years.

     The Highest Anniversary Value will be the highest of these values and will remain the same amount after the deceased's 81st birthday. Net purchase payments are purchase payments less any premium taxes.

     We will invest Death Benefit proceeds in the Fixed Account and the Separate Account in accordance with your purchase payment allocation instructions, until we pay the proceeds or we receive new instructions from the beneficiary. We pay the death benefit in one sum within 7 days after we receive due proof of death and a written request in good order from the beneficiary as to the manner of payment (except when we can defer such payment under the 1940 Act, or under any of the annuity payment options that we then offer). A beneficiary may apply death benefit proceeds to provide variable annuity payments, fixed annuity payments, or a combination of them.

     If you have not already done so, your beneficiary may, within 60 days after the date the Death Benefit becomes payable, elect to receive the Death Benefit in one sum or under any of the available annuity payment options that satisfy the tax code's distribution requirements described above. If we do not receive any request as to the manner of payment, we will pay the Death Benefit in one sum, based on values determined at that time. If an annuity payment option is selected, we will apply the Fixed Account value to provide fixed annuity payments and the Variable Account value to provide variable annuity payments, unless your beneficiary directs otherwise at least 30 days before the Annuity Commencement Date. For Section 457 Contracts, we will apply all Account Value to provide fixed annuity payments.

     If the Owner is not an individual, the Death Benefit payable upon the death of the Annuitant before the Annuity Commencement Date will be payable only as one sum, or under the same Annuity Options and in the same manner as if an individual Owner died on the date of the Annuitant's death.

     Once we have paid the Death Benefit, the Contract ends, and we have no further obligations under it.

                        OTHER ASPECTS OF THE CONTRACTS

     Only an officer of American Franklin can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of American Franklin.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

     The Owner of a Contract is the Annuitant, unless you designate a different Annuitant in your application for the Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any contingent Annuitant are designated in the application for a Contract, and you cannot change them afterward.

     You can designate your beneficiary and any contingent beneficiary in your application for a Contract. Subject to limits under the tax code and any governing Plan using a Qualified Contract, you may change your beneficiary or contingent beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. After the Annuity Commencement Date, except for a Section 457 Contract, your payee may change the beneficiary or contingent beneficiary.

     Any designation of a new beneficiary or contingent beneficiary takes effect on the date it is signed, but it will not affect any payments we make or action we take before we receive the written request. We also need the written consent of any irrevocably-designated beneficiary or contingent beneficiary before making a change. Under certain retirement programs, if you are married, you may need the consent of your spouse to designate a beneficiary other than your spouse, or to change a beneficiary to a person other than your spouse. We are not responsible for the validity of any designation of a beneficiary or contingent beneficiary.

     If no designated beneficiary or contingent beneficiary is living at the time any payment is to be made, you will be the beneficiary. If you are not then living, your estate will be the beneficiary.

     Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. Only you may assign rights under a Section 457 Contract; your Annuitant or another payee may not assign them. We are not responsible for the validity of any assignment.

     Any change in ownership rights must be made in writing, and a copy must be sent to our Administrative Office. The change will be effective on the date it was made, although we will not be bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record we have on file. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

LONG-TERM CARE AND TERMINAL ILLNESS

     THE RIDERS DESCRIBED BELOW ARE NOT AVAILABLE IN ALL STATES, AND YOU SHOULD CONSULT A SALES REPRESENTATIVE OR US TO DETERMINE WHETHER THEY WILL APPLY. THERE IS NO SEPARATE CHARGE FOR THESE RIDERS.

Long-Term Care. Pursuant to a special Contract rider, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders when you or the Annuitant are confined for 30 days or more (or within 30 days after discharge) in a hospital or state licensed in-patient nursing facility. We must receive satisfactory written proof of such confinement.

TERMINAL ILLNESS. This rider provides that, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders if we have received a doctor's written certification that you or your Annuitant are terminally ill and not expected to live more than twelve months, and we have waived our right to a second physician's opinion or obtained a confirmatory opinion from a second physician.

REPORTS

     We will mail any reports and communications required by applicable law or regulation to you (or persons receiving payments following the Annuity Commencement Date) at the last address of record. Please send prompt written notice of any address change to us.

MODIFICATION

     We reserve the right to modify the Contract, but only if the modification:

     (i) is necessary to make the Contract or the Separate Account comply with any law or regulation to which we are subject;

     (ii) is necessary to assure continued qualification of the Contract under the tax code, or other federal or state laws relating to retirement annuities or annuity contracts;

     (iii) is necessary to reflect a change in the operation of the Separate Account or the Division(s);

     (iv) provides additional Separate Account options; or

     (v) withdraws Separate Account options.

     If we make any modification, we will notify you, or if we are making annuity payments under your Contract, we will notify your payee(s). We may also make appropriate endorsements in the Contract to reflect the modification.

PAYMENT AND DEFERMENT

     We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after we receive the written request in good order.

     We reserve the right to delay payment of any surrender, transfer, withdrawal, annuity payment or Death Benefits from a Division for any period during which

     (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings), or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;

     (b) the Securities and Exchange Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable; or

     (c) the Securities and Exchange Commission by order permits the delay for the protection of Owners.

     We reserve the right to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. In the case of a Death Benefit, if we do not receive a written request as to the manner of payment within 60 days after it becomes payable, we will pay any death benefit proceeds as a lump sum, normally within seven calendar days after the end of the 60 day period.

                           FEDERAL INCOME TAX MATTERS

GENERAL

     We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Contract.

     We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

     The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

PURCHASE PAYMENTS. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

TAX DEFERRAL BEFORE ANNUITY COMMENCEMENT DATE. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Portfolios that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Portfolios, but we have received commitments from the investment advisers to the Portfolios to use their best efforts to operate the Portfolios in compliance with these diversification requirements. A Contract investing in a Portfolio that failed to meet the diversification requirements would subject the Owner to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

     Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the Owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

     Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

TAXATION OF ANNUITY PAYMENTS. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

     In the case of fixed annuity payments, the excludible portion of each payment is found by multiplying:

 .  the amount paid, by

 . the ratio of the investment in the Contract (discussed below) to the expected return under the fixed annuity payment option.

    In the case of variable annuity payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

    In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a beneficiary, that beneficiary may receive the balance of the total investment as payments are made or on the beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

TAXATION OF PARTIAL WITHDRAWALS AND TOTAL SURRENDERS. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

 .  made on or after the recipient reaches age 59 1/2,

 .  made on account of the recipient's becoming disabled,

 . made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code), or

 . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

     Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

PAYMENT OF DEATH PROCEEDS. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Benefit.")

ASSIGNMENTS AND LOANS. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

PURCHASE PAYMENTS. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 for 1999 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 for 1999 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000 in 1999, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

---------------------------------------------------------------------------------------------------------
        2000                2001             2002             2003             2004        2005 and
                                                                                           thereafter
---------------------------------------------------------------------------------------------------------
      $32,000              $33,000          $34,000          $40,000          $45,000       $50,000
         to                  to               to               to               to             to
      $42,000              $43,000          $44,000          $50,000          $55,000       $60,000
---------------------------------------------------------------------------------------------------------

     Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000 in 1999, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000 in 1999. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

----------------------------------------------------------------------------------------------------------------
   2000            2001          2002          2003          2004          2005          2006        2007 and
                                                                                                    thereafter
----------------------------------------------------------------------------------------------------------------
  $52,000         $53,000       $54,000       $60,000       $65,000       $70,000       $75,000       $ 80,000
    to              to            to            to            to            to            to            to
  $62,000         $63,000       $64,000       $70,000       $75,000       $80,000       $85,000       $100,000
----------------------------------------------------------------------------------------------------------------

     A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

TAX-FREE ROLLOVERS.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

 .  annuities paid over a life or life expectancy,

 .  installments for a period of ten years or more, and

 .  required minimum distributions under section 401(a)(9) of the Code.

     Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

DISTRIBUTIONS FROM AN IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipient's income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

 . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

 . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

 . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

 . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

 . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

     Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires

(whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Benefit.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAS

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

     An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

     Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

     Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

     Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $7,000 a year for 1999 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

TAX-SHELTERED ANNUITIES

Tax-sheltered annuities under Section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes. Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER QUALIFIED PLANS

PURCHASE PAYMENTS. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

DISTRIBUTIONS BEFORE THE ANNUITY COMMENCEMENT DATE. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

     However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

     A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

 . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

 . made after the employee's separation from service on account of early retirement after attaining age 55;

 .  made to pay for qualified higher education or first-time home buyer expenses;

 . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee;

 . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

 . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with variable annuity payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

SELF-EMPLOYED INDIVIDUALS. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

     These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

     Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

     Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

     In some cases, if you own more than one qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AMERICAN FRANKLIN AND THE SEPARATE ACCOUNT

     American Franklin is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of American Franklin and are not taxed separately. Under existing federal income tax laws, American Franklin is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. American Franklin reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

     Certain Portfolios may elect to pass through to American Franklin any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to American Franklin. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Portfolios will also pass through. These credits may provide a benefit to American Franklin.

TAX CHANGES

     The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                            DISTRIBUTION ARRANGEMENT

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation, and American Franklin, are both wholly-owned subsidiaries of The Franklin Life Insurance Company. Franklin Financial is the principal underwriter of the Contracts under a Sales Agreement between Franklin Financial and the

Separate Account. Pursuant to the Sales Agreement, Franklin Financial pays certain sales expenses for distribution of the Contracts. We pay surrender charge amounts that we collect to Franklin Financial.

     Franklin Financial's registered representatives earn commissions on the sale of the Contracts of up to 4.75% of purchase payments, and annual trail commissions at an annual rate of 0.25% on Variable Account values.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensations.

                            YEAR 2000 CONSIDERATIONS

     As of March 10, 2000, all of our ultimate parent, American General Corporation's ("AGC") major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any future disruptions, if they occur, to have a material effect on our results of operations, liquidity, or financial condition.

     Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which we reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                               LEGAL PROCEEDINGS

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance and sales practices, and a number of these lawsuits have resulted in substantial settlements. American Franklin is a defendant in such purported class action lawsuits filed in 1996. On December 16, 1998, AGC announced that American Franklin had entered into an agreement to resolve the market conduct class action lawsuits.

          American Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings, including claims filed by individuals who excluded themselves from the market conduct class action settlement, arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, American

Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on American Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

The order approving the settlement agreement for American Franklin was entered by the court on June 1, 1999, and became final on July 1, 1999.

                               ACCUMULATION UNITS
                             SEPARATE ACCOUNT VA-1

                                                     ACCUMULATION UNIT      NUMBER OF ACCUMULATION
                                                     VALUE AT DECEMBER       UNITS OUTSTANDING AT
                                                         31, 1999             DECEMBER 31, 1999
                                                ---------------------------------------------------
VIP Money Market Division                                    $ 5.54                  2,405,743
VIP Equity-Income Division                                     6.96                  3,628,549
VIP Growth Division                                           10.66                  3,203,599
VIP Overseas Division                                          8.46                    429,458
VIP High Income Division                                       5.91                    489,147
VIPII Investment Grade Bond Division                           5.58                    753,885
VIPII Asset Manager Division                                   7.23                    996,623
VIPII Index 500 Division                                       9.43                  4,500,014
VIPII Contrafund Division                                      9.15                  2,199,553
MFS Emerging Growth Division                                  12.41                  2,048,810
MFS Research Division                                          8.37                  2,556,910
MFS Growth With Income Division                                7.83                  1,889,006
MFS Total Return Division                                      6.48                  2,758,393
MFS Utilities Division                                         9.05                  1,358,316
MFS Capital Opportunities Division                            10.86                    903,043

                           OTHER INFORMATION ON FILE

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and its exhibits has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the Securities and Exchange Commission.

     A Statement of Additional Information is available from us on request. Its contents are as follows:

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information.......................................     2
Regulation and Reserves...................................     2
Experts...................................................     3
Principal Underwriter.....................................     3
Administration of the Contracts...........................     4
Legal Matters.............................................     4
Tax Status of the Contracts...............................     4
Limitations on Annuity Payment Options....................     5
  A.  Limitations on Choice of Annuity Payment Option.....     5
Annuity Payments..........................................     7
  A.  Gender of Annuitant.................................     7
  B.  Misstatement of Age or Sex and Other Errors.........     8
Change of Investment Adviser or Investment Policy.........     8
Performance Data for the Divisions........................     8
Financial Statements......................................    13
Index to Financial Statements.............................   F-1

                               THE CHAIRMAN(TM)
                      INDIVIDUAL RETIREMENT ANNUITY (IRA)
                             DISCLOSURE STATEMENT

                                 INTRODUCTION

     THIS DISCLOSURE STATEMENT IS DESIGNED FOR PRESENT OWNERS OF IRAs ISSUED BY THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY.

     This Disclosure Statement is not part of a contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. Please refer to the contract to determine specific rights and obligations thereunder.

                                  REVOCATION

     If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered to you that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:

               The American Franklin Life Insurance Company
               AMFLIC Annuity Service Center
               P.O. Box 4636
               Houston, Texas  77210-4636
               (Phone No. (800) 200-3101).

                                  ELIGIBILITY

     You are eligible to contribute to an IRA for each year before the year in which you reach age 70-1/2 if you received compensation from employment, earnings from self-income or alimony. In addition, for each year before the year when your spouse reaches age 70-1/2, you can contribute to a separate IRA for your spouse, provided that you and your spouse file a joint income tax return.

                              CONTRIBUTION LIMITS

     The total amount you may contribute to an IRA each year is limited to the lesser of $2,000 or 100% of your eligible compensation. If you open a separate IRA for your lower-earning spouse, the annual contribution limit to that IRA is the lesser of (1) $2,000 or (2) 100% of both spouses' combined compensation minus any contribution to the higher-earning spouse's IRA or Roth IRA. A maximum of $4,000 may be contributed for each tax year to both your and your spouse's IRAs or Roth IRAs (only $2,000 in each IRA or Roth IRA). Any contribution that you make to your or your spouse's IRA must be made by the due date, not including extensions, for filing your federal income tax return for the year (generally, April 15 of the following year).

     Note that rollover contributions (described below), if properly made, do not count toward your maximum annual contribution; nor do they affect your deduction limits, described below.

                       DEDUCTIONS FOR IRA CONTRIBUTIONS

     If neither you, nor your spouse, is an active participant (see A. below), you may make a contribution to your IRA and your spouse's IRA for that year, up to the maximum described above, and take a deduction for the entire amount contributed.

     If you (or your spouse, if married) are an active participant, but you have an adjusted gross income (AGI) (or, if married, a combined AGI) below a certain level (see B. below), you may still make a deductible contribution. However, if your AGI (or, if married, combined AGI) is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

     You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP) or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

     You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

     If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.  ADJUSTED GROSS INCOME (AGI)

     If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     In 1999, if you are single, your Threshold AGI Level is $31,000. The Threshold Level if you are married and file a joint tax return is $51,000, and if you are married but file a separate tax return or lived apart from your spouse for the entire year, the Threshold Level is $0. The chart below shows the Threshold Levels for 2000 and later years.

           Year               Single    Married - Filing Jointly
           ----               ------    -----------------------
           2000               $32,000           $52,000
           2001               $33,000           $53,000
           2002               $34,000           $54,000
           2003               $40,000           $60,000
           2004               $45,000           $65,000
           2005               $50,000           $70,000
           2006               $50,000           $75,000
      2007 and later          $50,000           $80,000

     If your AGI is less than $10,000 above your Threshold Level (or, for married taxpayers starting in 2007, if AGI is less than $20,000 above your Threshold Level), you will still be able to make a deductible contribution, but the deduction will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction per individual is $2,000.

     You can estimate your Deduction Limit by using the calculation below.
(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS. For married joint filers starting in 2007, substitute $20,000 for $10,000 in the equation.):

     $10,000 - Excess AGI
     --------------------   x Maximum Allowable Deduction = Deduction Limit
          $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     If your spouse is an active participant, but you are not, and you are married filing jointly, your deduction begins to phase out at AGI between $150,000 and $160,000. If you are married filing jointly and either you or your spouse was an Active Participant, you must separately determine the IRA deduction that applies to the contributions that you make to your and your spouse's IRA. If you were divorced or legally separated (and did not remarry) before the end of the year, you cannot deduct any contributions you made to your spouse's IRA. After a divorce or legal separation, you can deduct only the contributions you made to your own IRA and your deductions are subject to the adjusted gross income limit under the rules for single individuals.

Examples of Deductibility of IRA Contributions:

Example 1:  Ms. Smith, a single person, is an active participant and has an AGI of $37,619. She calculates her 2000 deductible IRA contribution as follows:

Her AGI is $37,619
Her Threshold Level is $32,000
Her Excess AGI is (AGI - Threshold Level) or ($37,619-$32,000) = $5,619 Her Maximum Allowable Deduction is $2,000

So, her IRA deduction limit is:

          $ 10,000 - $5,619
          ---------------------  x $2,000 = $876 (rounded to $880)
              $10,000


Example 2:  Mr. and Mrs. Young file a joint tax return.  Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $55,255. They may each contribute to an IRA and calculate their 2000 deductible contributions to each IRA as follows:

Their AGI is $55,255
Their Threshold Level is $52,000
Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $52,000) = $3,255 The Maximum Allowable Deduction for each spouse is $2,000

So, each spouse may compute his or her IRA deduction limit as follows:

          $ 10,000 -3,255
          -------------------  x $2,000 = $1,350 (rounded to $1, 350)
             $10,000


Example 3:  Mr. Jones, a married person, files a separate tax return and is an active participant. He has $25,000 of compensation. He cannot make a deductible contribution to an IRA because a married taxpayer who files separately, or who is treated as filing separately, cannot deduct any contribution to an IRA where his AGI exceeds $10,000.


                     NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS

     Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA. The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

     You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

     You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

     Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of non-deductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings). Special tax rules applicable to lump sum distributions from tax qualified retirement plans are not applicable to IRA distributions.

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

 Remaining Non-Deductible Contributions
 -------------------------------------  x Total Distributions = Nontaxable Distributions
 Year-End Total IRA Balances                 (for the year)       (for the year)


     To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Example:  An individual makes the following contributions to his or her IRA(s).


               Year              Deductible                  Non-Deductible
               ----              ----------                  --------------
               1986                $2,000                           0
               1987                 1,800                           0
               1990                 1,000                      $1,000
               1992                   600                       1,400
                                   ------                      ------
                                   $5,400                      $2,400

Deductible Contributions:                           $5,400
Non-Deductible Contributions:                        2,400
Earnings on IRAs:                                    1,200
                                                    ------

Total Account Balance of IRA(s) as of 12/31/95
(including distributions in 1995):                  $9,000


     In 1995, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/95 plus 1995 distributions is $9,000. The non-taxable portion of the distributions for 1995 is figured as follows:

Total non-deductible contributions                      $2,400
                                                        ------  x $3,000 = $810
Total account balance in the IRAs, plus distributions   $9,000

     Thus, $810 of the $3,000 distribution in 1995 will not be included in the individual's taxable income. The remaining $2,190 will be taxable for 1995.

                                 ROLLOVER IRA RULES

1.  IRA TO IRA

     You may withdraw, tax-free, all or part of the assets from an IRA and reinvest or rollover such assets in one or more IRAs. The rollover must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the rollover. If you make such a rollover, you may not make another rollover from an IRA to another IRA for at least 365 days after the original rollover is made. (However, you can instruct an IRA custodian to transfer amounts directly to another IRA custodian; such a direct transfer does not count as a rollover.) Amounts required to be distributed, such as because the individual has reached age 70-1/2, may not be rolled over.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

     All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under Code Section 401(a)(9).

     Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. However, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59- 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations Sections 1.401(a)(31)-1, 1.402(c)-2 and 31.3405(c)-1.

     If you combine eligible rollover distributions from a qualified retirement plan or tax-sheltered annuity with regular IRA contributions, you will be prohibited from rolling the assets which originated from the qualified retirement plan or tax-sheltered annuity into a subsequent employer's plan. You may want to open separate IRAs to keep regular IRA contributions separate from eligible rollover distributions.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

     If you receive a distribution from your IRA before you reach age 59-1/2, an additional tax of 10 percent will be imposed under Code Section 72(t), unless the distribution (a) occurs because of your death or disability, (b) is received as a part of a series of substantially equal payments over your life or life expectancy, or the life expectancies of you and your beneficiary(ies), (c) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your designated beneficiary, (d) is contributed to a rollover IRA (or, if the amount consisted of just eligible rollover contributions and earnings from a qualified plan or tax-sheltered annuity, to a qualified plan or a tax-sheltered annuity, respectively) if the rollover is completed within 60 days following the withdrawal; (e) to pay for medical expenses which exceed 7.5% of your adjusted gross income, (f) to pay for health insurance for an individual who has separated from employment and who has received unemployment compensation under a federal or state program of at least 12 weeks, (g) for qualified first-time homebuyer expenses of you or certain family members, or (h) for qualified higher education expenses of you or certain family members. "Qualified first-time homebuyer expenses" are withdrawals of up to $10,000 from an IRA that are used within 120 days of distribution for the cost to acquire, construct or reconstruct a principal residence for yourself, your spouse, or your or your spouse's child or grandchild (including customary settlement, financing or closing costs). "Qualified higher education expenses" include tuition, fees, books, supplies and equipment that is required for you, your spouse, or your or your spouse's child or grandchild for enrollment and attendance at a post-secondary institution. Room and board is a qualifying higher education expense if the student is attending at least half-time.

                             MINIMUM DISTRIBUTIONS

     Under the rules set forth in Code Section 408(b)(3) and Section 401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70-1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your designated beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your designated beneficiary. Additional distribution rules apply if you die before you have withdrawn the entire balance of your IRA.

     If you do not satisfy the minimum distribution requirements, then, pursuant to Code Section 4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

     The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                  WITHHOLDING

     Unless you elect not to have withholding apply, any distribution from your IRA will be subject to withholding. Generally, 10% of the amount of the distribution will be withheld. At the time of distribution, you will be notified that you may choose whether or not to have withholding from a distribution.

                                   REPORTING

     You are required to report penalty taxes due on excess contributions, excess accumulations, excess distributions, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

     Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code Section 4975. If you or your beneficiary engage in a prohibited transaction with respect to your IRA, the account will lose its tax exemption and you will be required to include the fair market value of your IRA in gross income for the taxable year in which you or your beneficiary engage in such a prohibited transaction.

     Borrowing any money from (or by use of) this IRA would, under Code Section 408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the fair market value of the annuity being included in the Owner's gross income in the taxable year in which such loan is made.

     Use of this contract as security for a loan, if such loan were otherwise permitted, would, under Code Section 408(e)(4), cause the portion so used to be treated as a taxable distribution includable in your gross income for the year during which the contract is so used.

     Any amounts which are included in your taxable income as a result of any prohibited transaction, borrowing or use as security for a loan may also result in the 10% premature distribution penalty.

                             EXCESS CONTRIBUTIONS

     Code Section 4973 imposes a six percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to all IRAs (including Roth IRAs) for that year over the lesser of his or her taxable compensation or $2,000. If the excess contribution plus any net income attributable thereto is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. Earnings on any excess contributions that are timely withdrawn are taxable in the year the excess contribution was made and may be subject to the 10% premature distribution penalty if you are less than age 59-1/2 (see above).

                                  ESTATE TAX

     Your IRA will be included in your estate and will be subject to estate tax, although certain credits or deductions may be available. Your designation of a beneficiary for your IRA is not treated as a gift for gift tax purposes.

                                 IRS APPROVAL

     Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. As with all significant transactions such as the establishment or maintenance of, or withdrawal from an IRA, appropriate tax and legal counsel should be consulted. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                                  PROSPECTUS

                               THE CHAIRMAN(TM)
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              #1 FRANKLIN SQUARE
                         SPRINGFIELD, ILLINOIS  62713



                                  Complete and return this form to:

The American Franklin Life Insurance Company
AMFLIC Annuity Service Center
P.O. Box 4636
Houston, Texas  77210-4636
(800) 200-3101
Please send me the Statement of Additional Information dated May 1, 2000 for Separate Account VA-1.


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                                   (Name)

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                                  (Street)

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(City)                             (State)                          (Zip Code)
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                           SEPARATE ACCOUNT VA-1 OF
                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                                 THE CHAIRMAN
               Combination Fixed And Variable Annuity Contracts
                                  Offered by
                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
               #1 Franklin Square, Springfield, Illinois  62713
                                (800) 528-2011

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated May 1, 2000

     This Statement of Additional Information is not a prospectus. It should be read with the Prospectus for Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account") concerning The Chairman flexible payment deferred individual annuity Contracts investing in certain mutual fund Portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and MFS Variable Insurance Trust, datedMay 1, 2000. A copy of the Prospectus for the Contracts, and any supplements thereto, may be obtained by contacting The American Franklin Life Insurance Company ("American Franklin") at its Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713) 831-3310. An Owner has the option of receiving benefits on a fixed basis through American Franklin's Fixed Account or through American Franklin's Separate Account. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Glossary."

                           TABLE OF CONTENTS

General Information.....................................................   2
Regulation and Reserves.................................................   2
Experts.................................................................   3
Principal Underwriter...................................................   3
Administration of the Contracts.........................................   4
Legal Matters...........................................................   4
Tax Status of the Contracts.............................................   4
Limitations on Annuity Payment Options..................................   5
     A.  Limitations on Choice of Annuity Payment Option................   5
         Annuity Payments...............................................   7
     A.  Gender of Annuitant............................................   7
     B.  Misstatement of Age or Sex and Other Errors....................   8
Change of Investment Adviser or Investment Policy.......................   8
Performance Data for the Divisions......................................   8
Financial Statements....................................................  13
Index to Financial Statements........................................... F-1

                              GENERAL INFORMATION

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     The Franklin is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life"). American General Corporation ("American General") owns all of the outstanding shares of common stock of AGC Life. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans and life insurance. American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

                            REGULATION AND RESERVES

     American Franklin is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. American Franklin's operations and accounts are subject to periodic examination by insurance regulatory authorities.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of American Franklin under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on American Franklin would be.

     Pursuant to state insurance laws and regulations, American Franklin is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if American Franklin were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                    EXPERTS

     The statement of net assets as of December 31, 1999 and the related statement of operations for the year then ended, and the statements of changes in net assets for the two years ended December 31, 1999 and December 31, 1998 of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements of American Franklin at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                             PRINCIPAL UNDERWRITER

     Franklin Financial Services Corporation ("FFSC") is the principal underwriter with respect to the Contracts. FFSC also serves as principal underwriter to Franklin Life Variable Annuity Fund which offers interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, each of which is an investment company registered under the Investment Company Act of 1940. FFSC, a Delaware corporation, is a wholly-owned subsidiary of The Franklin and a member of the National Association of Securities Dealers, Inc. During 1999, 1998 and 1997, commissions in the amount of $3,453,466, $5,234,337 and $1,740,597, respectively, were paid on the Contracts.

     The securities offered pursuant to the Contracts are offered on a continuous basis.

                        ADMINISTRATION OF THE CONTRACTS

     While American Franklin has primary responsibility for all administration of the Contracts, American General Life Companies ("AGLC") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide all administrative services in connection with the Contracts, including the issuance of the Contracts and the maintenance of Owners' records. American Franklin and AGLC are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Contracts, but neither American Franklin nor AGLC incurs a loss or realizes a profit by reason thereof. During 1999, 1998, and 1997, $472,681, $265,992 and $4,750, respectively, was paid by American Franklin to AGLC for these services. American Franklin's ability to administer the Contracts could be adversely affected should AGLC terminate or be unable to continue providing administrative services pursuant to the services agreement.

                                 LEGAL MATTERS

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. Federal tax laws require that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, Owners of variable annuity contracts have been considered for Federal income tax purposes to be the Owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the Variable Account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an Owner to allocate purchase payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give Owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the contract.

                    LIMITATIONS ON ANNUITY PAYMENT OPTIONS

A.  LIMITATIONS ON CHOICE OF ANNUITY PAYMENT OPTION

     Described below are certain limitations on Annuity Payment Options based on American Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts, Section 457 Contracts and to Qualified Contracts. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Annuity Payment Option availability thereunder.

     The Internal Revenue Service has proposed regulations relating to required distributions from Section 457 Plans and Qualified Plans. These proposed regulations may limit the availability of the Annuity Payment Options for Contracts issued in connection with such plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Annuity Payment Option or Options he or she is contemplating.

     FIRST OPTION -- LIFE ANNUITY. Under Qualified Contracts, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is available to the beneficiary only if the beneficiary is an individual designated in the Contract and distributions to the beneficiary begin not later than one year after the date of the Annuitant's death (except that distributions to a designated beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70- 1/2). If the surviving spouse of the Annuitant is the designated beneficiary and such surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements.

     Under Non-Qualified Contracts, if any Owner dies before annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated beneficiary only if the beneficiary is an individual designated in the Contract and distributions to the designated beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be). If the surviving spouse of the Owner is the designated beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to the beneficiary unless the designated beneficiary is the surviving spouse of the Annuitant and distributions to the designated beneficiary begin not later than the later of
(i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70- 1/2.

     SECOND OPTION -- LIFE ANNUITY WITH PAYMENT FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancies of the Annuitant and his or her designated beneficiary). Further, if the

Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to a beneficiary unless (i) the beneficiary is an individual designated in the Contract, (ii) the selected period does not extend beyond the life expectancy of the designated beneficiary and (iii) the distribution to the designated beneficiary commences not later than one year after the date of the Annuitant's death (except that distributions to a designated beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated beneficiary and the surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements. This Annuity Payment Option is available in connection with Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans only if certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     Under Non-Qualified Contracts, if any Owner dies before annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated beneficiary only if the beneficiary is an individual designated in the Contract, distributions to the designated beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be), and the selected period does not extend beyond the life expectancy of the designated beneficiary. If the surviving spouse of the deceased Owner is the designated beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, this Annuity Payment Option is not available unless the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancy of the Annuitant and his or her designated beneficiary who is an individual designated in the Contract). Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to the beneficiary unless (a) the designated beneficiary is the surviving spouse of the Annuitant, (b) the selected period does not extend beyond the life expectancy of the designated beneficiary and (c) distributions to the designated beneficiary begin not later than the later of (i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70- 1/2. This Annuity Payment Option is also not available under Section 457 Contracts unless certain minimum distribution rules similar to the minimum distribution incidental benefit requirements of proposed regulations are met.

     THIRD OPTION -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Section 457 Contracts and Qualified Contracts, this Annuity Payment Option is available only if the secondary annuitant is the spouse of the Annuitant or if certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Annuitant dies before annuity payments have commenced, this Annuity Payment Option is not available to a beneficiary. Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available only if the designated beneficiary is the surviving spouse of the deceased Owner.

     FOURTH OPTION -- INCOME PAYMENTS FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Annuity Payment Option is otherwise available to a designated beneficiary where the Annuitant dies before annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     Under Non-Qualified Contracts this Annuity Payment Option is not available to a beneficiary where the Annuitant dies before annuity payments have commenced, unless either the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts are satisfied, or the selected period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be.

     Under Section 457 Contracts this Annuity Payment Option is not available unless the limitations described in the Second Option, above, applicable to
Section 457 Contracts, are satisfied. This Annuity Payment Option is also available to a designated beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant. If the surviving spouse of the Annuitant is the designated beneficiary and the surviving spouse dies before annuity payments to such spouse have commenced, the surviving spouse will be treated as the Annuitant for purposes of the preceding sentence. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     FIFTH OPTION -- PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Annuity Payment Option is not available to a beneficiary under a Non-Qualified Contract where the Annuitant dies before annuity payments have commenced, unless the amount selected results in a distribution period which either satisfies the limitations described in the Second Option, above, applicable to Non-Qualified Contracts, or which terminates not more than five years after the death of the Annuitant or the substitute surviving spouse, as the case may be.

                                ANNUITY PAYMENTS

A.  GENDER OF ANNUITANT

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. American Franklin will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

B.  MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

     If the age or sex of an Annuitant has been misstated to American Franklin, the benefits payable will be those which the purchase payments paid would have purchased at the correct age and sex. If American Franklin made any overpayments because of incorrect information about age or sex, or any error or miscalculation, American Franklin will deduct the overpayment from the next payment or payments due. American Franklin will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

     Unless otherwise required by law or regulation, neither the investment adviser to any Portfolio nor any investment policy may be changed without the consent of American Franklin. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. Owners will be notified of any investment policy change prior to its implementation by the Separate Account if such Owners' consent or vote is required for such change.

                      PERFORMANCE DATA FOR THE DIVISIONS

     American Franklin may provide investment results for each of the available Divisions of the Separate Account. Such results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Owner. The investment experience for each Division will reflect the investment performance of the separate investment Portfolio then funding such Division for the periods stated.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

     Each Division's average annual total return quotation will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period. Any premium taxes will not be reflected. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage.

                  AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99

                     DIVISION                               1 YEAR              FROM INCEPTION*
--------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                  (1.22)%                   11.34%
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Fidelity VIP Growth                                         29.46%                    30.08%
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Fidelity VIP High Income                                     0.58%                     4.55%
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Fidelity VIP Money Market                                   (2.35)%                    1.95%
--------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                                       34.58%                    20.30%
--------------------------------------------------------------------------------------------------
Fidelity VIPII Asset Manager                                 3.48%                    12.68%
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Fidelity VIPII Contrafund                                   16.46%                    23.49%
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Fidelity VIPII Index 500                                    12.77%                    24.19%
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Fidelity VIPII Investment Grade Bond                        (8.49)%                    2.19%
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MFS Capital Opportunities                                   39.61%                    31.50%
--------------------------------------------------------------------------------------------------
MFS Emerging Growth                                         68.20%                    39.48%
--------------------------------------------------------------------------------------------------
MFS Growth With Income                                      (0.86)%                   16.07%
--------------------------------------------------------------------------------------------------
MFS Research                                                16.26%                    19.49%
--------------------------------------------------------------------------------------------------
MFS Total Return                                            (4.42)%                    8.27%
--------------------------------------------------------------------------------------------------
MFS Utilities                                               22.93%                    22.46%
--------------------------------------------------------------------------------------------------
       *  Inception dates for the Divisions are: February 28, 1997

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)


     Each Division may also advertise its non-standardized total return, which will be calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the redeemable value will not reflect the deduction of any applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract will continue through the end of each period, or the deduction of the Annual Contract Fee. If reflected, these charges would reduce the performance results presented.

CUMULATIVE TOTAL RETURN CALCULATIONS

     No standardized formula has been prescribed by the Securities and Exchange Commission for calculating cumulative total return performance. Cumulative total performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures) will not include the effect of any premium taxes or any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return quotations will reflect changes in Accumulation Unit value and will be calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage:

                                C = (ERV/P) - 1

Where:
    C    =      cumulative total return
    P    =      a hypothetical initial investment of $1,000
   ERV   =      ending redeemable value is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.


YIELD CALCULATIONS


     The yields for the VIP High Income Division and the VIPII Investment Grade Bond Division will each be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The yield quotation will be computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                     a - b
                         YIELD = 2[(------- +1) 6 - 1]
                                       cd

a = net dividends and interest earned during the period by the Fund attributable to the Division

b  =  expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d  =  the Accumulation Unit value per unit on the last day of the period

     The yield of each Division will reflect the deduction of all recurring fees and charges applicable to each Division, such as the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period, but will not reflect the deduction of Surrender Charges or premium taxes.

VIP MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

     The VIP Money Market Division's yield will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses, unrealized appreciation or depreciation or income other than investment income of the Division's Portfolio are not included in the calculation.

     The VIP Money Market Division's effective yield will be determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is:
(base period return + 1) 365/7-1.

     Yield and effective yield will not reflect the deduction of Surrender Charges or premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

     The performance of each or all of the available Divisions of the Separate Account may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represent approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange that is generally considered to be representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups that is generally considered to be a measure of inflation; (4) the Lehman Brothers Government and Domestic Income Index, the Salomon Brothers High Grade Domestic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to be representative of the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is generally considered to be representative of major non-United States stock markets.

                             FINANCIAL STATEMENTS

The financial statements for the Separate Account and American Franklin appear on the following pages. The financial statements of American Franklin that are included in this Statement of Additional Information should be considered only as bearing on the ability of American Franklin to meet its obligations under the Contracts.

                                    INDEX TO
                              FINANCIAL STATEMENTS

                                                                            Page No.
                                                                            ---------
I.   SEPARATE ACCOUNT VA-1 FINANCIAL STATEMENTS

          Report of Independent Auditors.................................   F-2

           Audited Financial Statements:

          Statement of Net Assets, December 31, 1999.....................   F-3 - F-5

          Statement of Operations for the year ended December 31, 1999...   F-6 - F-8

          Statement of Changes in Net Assets for the years
          ended December 31, 1999 and 1998...............................   F-9 - F-11

          Notes to Financial Statements..................................   F-12 - F-18

II.  AMERICAN FRANKLIN FINANCIAL STATEMENTS

          Report of Independent Auditors.................................   F-19

          Audited Financial Statements:
          Statement of Operations for the years ended
          December 31, 1999, 1998 and 1997...............................   F-20

          Balance Sheet, December 31, 1999 and 1998......................   F-21

          Statement of Shareholder's Equity for the years
          ended December 31, 1999, 1998 and  1997........................   F-22

          Statement of Cash Flows for the years ended
          December 31, 1999, 1998 and 1997...............................   F-23

          Notes to Financial Statements..................................   F-24 - F-33


                        REPORT OF INDEPENDENT AUDITORS


Board of Directors
The American Franklin Life Insurance Company
Contractowners of Separate Account VA-1

We have audited the accompanying statement of net assets of Separate Account VA-1 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Capital Opportunities (formerly MFS Value) Divisions) as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of two years then ended. These financial statements are the responsibility of Separate Account VA-1 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VA-1 at December 31, 1999, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with accounting principles generally accepted in the United States.



                                             Ernst & Young LLP


Chicago, Illinois
February 9, 2000

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Net Assets
December 31, 1999

                                                               Variable Insurance Products Fund
                                        ----------------------------------------------------------------------------
                                                VIP           VIP                                            VIP
                                               Money        Equity-           VIP            VIP             High
                                               Market        Income          Growth        Overseas         Income
Assets                                        Division      Division        Division       Division        Division
                                        -----------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                  $  13,272,126   $  25,258,747   $  34,152,902   $  3,633,771   $   2,892,279
Dividends receivable                           56,584               -               -              -               -
Due from (to) general account                     511             969           1,310            140             111
                                        -----------------------------------------------------------------------------


Net assets                              $  13,329,221   $  25,259,716   $  34,154,212   $  3,633,911   $   2,892,390
                                        =============================================================================



Unit value                              $        5.54   $        6.96   $       10.66   $       8.46   $        5.91
                                        =============================================================================


Units outstanding                           2,405,743       3,628,549       3,203,599        429,458         489,147
                                        =============================================================================


Cost of investments                     $  13,272,126   $  24,230,711   $  25,217,890   $  2,710,715   $   3,025,036
                                        =============================================================================



See Notes to Financial Statements

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Net Assets (continued)
December 31, 1999

                                                              Variable Insurance Products Fund II
                                        ------------------------------------------------------------------------------
                                             VIPII           VIPII          VIPII           VIPII            MFS
                                           Investment        Asset          Index          Contra-         Emerging
                                           Grade Bond        Manager         500            fund            Growth
Assets                                      Division        Division       Division        Division        Division
                                        ------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                  $  4,204,626    $  7,208,321     $  42,419,113  $  20,133,336   $  25,331,726
Dividends receivable                               -               -                 -              -               -
Due from (to) general account                    161             276             1,627            773             971
                                        ------------------------------------------------------------------------------

Net assets                              $  4,204,787    $  7,208,597     $  42,420,740  $  20,134,109   $  25,332,697
                                        ==============================================================================


Unit value                              $       5.58    $       7.23     $        9.43  $        9.15   $       12.41
                                        ==============================================================================

Units outstanding                            753,885         996,623         4,500,014      2,199,553       2,040,810
                                        ==============================================================================

Cost of investments                     $  4,316,955    $  6,655,157     $  33,462,498  $  15,733,427   $  13,636,890
                                        ==============================================================================



See Notes to Financial Statements

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Net Assets (continued)
December 31, 1999

                                                                        MFS Variable Insurance Trust
                                         -------------------------------------------------------------------------------------
                                                                   MFS                                                MFS
                                                 MFS             Growth              MFS             MFS            Capital
                                               Research        With Income       Total Return     Utilities      Opportunities
Assets                                         Division         Division           Division        Division        Division*
                                         -------------------------------------------------------------------------------------
Investments in Funds at fair value
     (cost: see below)                   $    21,398,028     $   14,783,354    $   17,875,136   $  12,288,384   $  9,803,476
Dividends receivable                                   -                  -                 -               -              -
Due from (to) general account                      1,260              1,551               685             535            376
                                         -------------------------------------------------------------------------------------

Net assets                               $    21,399,288     $   14,784,905    $   17,875,821   $  12,288,919   $  9,803,852
                                         =====================================================================================


Unit value                               $          8.37     $         7.83    $         6.48   $        9.05   $      10.86
                                         =====================================================================================

Units outstanding                              2,556,910          1,889,006         2,758,393       1,358,316        903,043
                                         =====================================================================================

Cost of investments                      $    16,355,450     $   13,268,276    $   17,601,632   $   9,835,722   $  6,763,356
                                         =====================================================================================



See Notes to Financial Statements

*Formerly known as MFS Value Division

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Operations
Year Ended December 31, 1999

                                                                Variable Insurance Products Fund
                                           --------------------------------------------------------------------
                                                  VIP           VIP                                       VIP
                                                 Money        Equity-          VIP          VIP          High
                                                 Market       Income         Growth       Overseas      Income
                                                Division      Division      Division      Division     Division
                                           --------------------------------------------------------------------
Net investment income (expense)
Income
   Dividends                                  $  540,658   $   311,742    $    32,647   $   37,970   $  266,034
   Capital gains distributions                         -       689,113      2,052,679       61,242        9,945
Expenses
   Mortality and expense risk charge             152,688       333,894        347,409       37,932       41,383
                                           --------------------------------------------------------------------
Net investment income (expense)                  387,970       666,961      1,737,917       61,280      234,596

Net realized and unrealized gain (loss) on
   investments
   Net realized gain (loss)                            -       176,490        211,816        5,202     (141,543)
   Net unrealized appreciation
    (depreciation)
           Beginning of year                           -     1,183,114      3,017,796       56,038     (234,242)

           End of year                                 -     1,028,036      8,935,012      923,056     (132,757)
                                           --------------------------------------------------------------------

   Net change in unrealized appreciation
           (depreciation) during the year              -      (155,078)     5,917,216      867,018      101,485
Net realized and unrealized gain (loss) on
                                           --------------------------------------------------------------------
     investments                                       -        21,412      6,129,032      872,220      (40,058)
                                           --------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                          $  387,970   $   688,373    $ 7,866,949   $  933,500   $  194,538
                                           ====================================================================

See Notes to Financial Statements

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Operations (continued)
Year Ended December 31, 1999

                                                         Variable Insurance Products Fund II
                                           ----------------------------------------------------------
                                                   VIPII         VIPII        VIPII           VIPII           MFS
                                                Investment       Asset        Index          Contra-       Emerging
                                                Grade Bond      Manager        500            fund          Growth
                                                 Division       Division     Division       Division       Division
                                           -------------------------------------------------------------------------
Net investment income (expense)
Income
   Dividends                                  $    146,181    $  184,244   $   273,056   $     62,503   $          -
   Capital gains distributions                      45,860       233,376       185,288        458,352              -
Expenses
   Mortality and expense risk charge                56,672        87,003       472,322        224,230        205,655
                                           -------------------------------------------------------------------------
Net investment income (expense)                    135,369       330,617       (13,978)       296,625       (205,655)

Net realized and unrealized gain (loss) on
    investments
   Net realized gain (loss)                         (6,167)        2,023       473,358        199,923        307,184
   Net unrealized appreciation
    (depreciation)
            Beginning of year                      103,216       321,095     3,813,554      1,822,547      2,047,653

            End of year                           (112,329)      553,164     8,956,615      4,399,909     11,694,836
                                           -------------------------------------------------------------------------

   Net change in unrealized appreciation
            (depreciation) during the year        (215,545)      232,069     5,143,061      2,577,362      9,647,183
                                           -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                    (221,712)      234,092     5,616,419      2,777,285      9,954,367
                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                            $    (86,343)   $  564,709   $ 5,602,441    $ 3,073,910   $  9,748,712
                                           =========================================================================

See Notes to Financial Statements

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Operations (continued)
Year Ended December 31, 1999

                                                                           MFS Variable Insurance Trust
                                             -----------------------------------------------------------------------------------
                                                                     MFS               MFS                              MFS
                                                     MFS            Growth            Total             MFS           Capital
                                                   Research      With Income          Return         Utilities     Opportunities
                                                   Division        Division          Division        Division        Division*
                                             -----------------------------------------------------------------------------------
Net investment income (expense)
Income
    Dividends                                   $    35,451    $      41,096    $       419,228    $   440,386   $        16,038
    Capital gains distributions                     187,340           49,328            456,175        136,948             3,715
Expenses
    Mortality and expense risk charge               264,721          184,166            240,584        124,145            94,869
                                             -----------------------------------------------------------------------------------
Net investment income (expense)                     (41,930)         (93,742)           634,819        453,189           (75,116)

Net realized and unrealized gain (loss) on
    investments
    Net realized gain (loss)                        386,598          250,078            186,241        165,818           278,487
    Net unrealized appreciation
     (depreciation)
          Beginning of year                       1,791,764        1,092,560            970,838        500,573           504,361

          End of year                             5,042,578        1,515,078            273,504      2,452,662         3,040,120
                                             -----------------------------------------------------------------------------------

    Net change in unrealized appreciation
          (depreciation) during the year          3,250,814          422,518           (697,334)     1,952,089         2,535,759
                                             -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                   3,637,412          672,596           (511,093)     2,117,907         2,814,246
                                             -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                             $ 3,595,482    $     578,854    $       123,726    $ 2,571,096   $     2,739,130
                                             ===================================================================================

See Notes to Financial Statements

*Formerly known as MFS Value Division

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Changes in Net Assets

                                                                          Variable Insurance Products Fund
                                                -------------------------------------------------------------------------------
                                                        VIP             VIP                                              VIP
                                                       Money          Equity-           VIP               VIP           High
                                                       Market         Income           Growth          Overseas        Income
                                                      Division        Division        Division         Division       Division
                                                -------------------------------------------------------------------------------
Year Ended December 31, 1999
Change in net assets
From operations:
       Net investment income (expense)             $    387,970    $    666,961    $  1,737,917      $    61,280    $   234,596
       Net realized gain (loss) on                            -         176,490         211,816            5,202       (141,543)
        investments
       Net change in unrealized
        appreciation (depreciation) on
           investments                                        -        (155,078)      5,917,216          867,018        101,485
                                                -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
      operations                                        387,970         688,373       7,866,949          933,500        194,538
From contract related transactions:
       Net contract purchase payments                 6,161,620       5,939,634       8,496,487          361,794        483,012
       Withdrawals                                     (403,806)     (1,415,140)       (997,367)        (158,652)      (176,331)
       Transfers between Separate Account
           VA-1 divisions, net                       (1,550,541)        (81,381)      1,260,351          118,843       (375,225)
                                                -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       contract related transactions                  4,207,273       4,443,113       8,759,471          321,985        (68,544)
                                                -------------------------------------------------------------------------------
Net increase in net assets                            4,595,243       5,131,486      16,626,420        1,255,485        125,994
Net assets, beginning of year                         8,733,978      20,128,230      17,527,792        2,378,426      2,766,396
                                                -------------------------------------------------------------------------------
Net assets, end of year                            $ 13,329,221    $ 25,259,716    $ 34,154,212      $ 3,633,911    $ 2,892,390
                                                ===============================================================================

Year Ended December 31, 1998
Change in net assets
From operations:
       Net investment income (expense)             $    202,145    $    265,271    $    601,767      $    50,454    $   126,876
       Net realized gain (loss) on                            -          55,848          88,948          (30,975)        (3,120)
        investments
       Net change in unrealized
        appreciation (depreciation) on
           investments                                        -       1,001,471       3,025,732          103,673       (277,036)
                                                -------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       operations                                       202,145       1,322,590       3,716,447          123,152       (153,280)
From contract related transactions:
       Net contract purchase payments                11,856,144      13,160,027       9,367,089        1,443,315      2,058,439
       Withdrawals                                     (352,036)       (569,468)       (562,277)         (65,740)       (38,135)
       Transfers between Separate Account
           VA-1 divisions, net                       (5,106,319)        554,939         737,303         (197,054)      (197,465)
                                                -------------------------------------------------------------------------------
Net increase in net assets from contract
       related transactions                           6,397,789      13,145,498       9,542,115        1,180,521      1,822,839
                                                -------------------------------------------------------------------------------
Net increase in net assets                            6,599,934      14,468,088      13,258,562        1,303,673      1,669,559
Net assets, beginning of year                         2,134,044       5,660,142       4,269,230        1,074,753      1,096,837
                                                -------------------------------------------------------------------------------
Net assets, end of year                            $  8,733,978    $ 20,128,230    $ 17,527,792      $ 2,378,426    $ 2,766,396
                                                ===============================================================================

See Notes to Financial Statements

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Changes in Net Assets (continued)

                                                                       Variable Insurance Products Fund II
                                                --------------------------------------------------------------
                                                        VIPII          VIPII           VIPII           VIPII            MFS
                                                     Investment        Asset           Index          Contra-        Emerging
                                                     Grade Bond       Manager           500            fund           Growth
                                                      Division       Division        Division        Division        Division
                                                ------------------------------------------------------------------------------
Year Ended December 31, 1999
Change in net assets
From operations:
        Net investment income (expense)            $    135,369    $   330,617    $    (13,978)   $    296,625    $   (205,655)
        Net realized gain (loss) on                      (6,167)         2,023         473,358         199,923         307,184
         investments
        Net change in unrealized
         appreciation (depreciation) on
           investments                                 (215,545)       232,069       5,143,061       2,577,362       9,647,183
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                      (86,343)       564,709       5,602,441       3,073,910       9,748,712
From contract related transactions:
        Net contract purchase payments                1,044,185      1,579,419      12,171,546       5,996,698       4,087,052
        Withdrawals                                    (194,643)      (357,559)     (1,626,431)       (632,746)       (619,611)
        Transfers between Separate
         Account  VA-1 divisions, net                    33,482        (23,131)        252,623        (122,418)        125,053
                                                ------------------------------------------------------------------------------

Net increase (decrease) in net assets from
        contract related transactions                   883,024      1,198,729      10,797,738       5,241,534       3,592,494
                                                ------------------------------------------------------------------------------
Net increase in net assets                              796,681      1,763,438      16,400,179       8,315,444      13,341,206
Net assets, beginning of year                         3,408,106      5,445,159      26,020,561      11,818,665      11,991,491
                                                ------------------------------------------------------------------------------
Net assets, end of year                            $  4,204,787    $ 7,208,597    $ 42,420,740    $ 20,134,109    $ 25,332,697
                                                ==============================================================================


Year Ended December 31, 1998
Change in net assets
From operations:
        Net investment income (expense)            $      4,395    $   184,606    $     20,444    $     98,557    $    (48,438)
        Net realized gain on investments                 11,687         17,120         117,249          35,537          63,281
        Net change in unrealized
         appreciation (depreciation) on
           investments                                   92,558        282,239       3,666,821       1,810,143       2,048,032
                                                ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                           108,640        483,965       3,804,514       1,944,237       2,062,875
From contract related transactions:
        Net contract purchase payments                2,886,571      3,816,140      17,267,124       7,275,556       7,611,963
        Withdrawals                                    (119,470)      (124,688)       (561,189)       (220,074)       (227,264)
        Transfers between Separate
         Account VA-1 divisions, net                    149,361        (51,516)      1,284,744         292,732         436,324
                                                ------------------------------------------------------------------------------
Net increase in net assets from contract
        related transactions                          2,916,462      3,639,936      17,990,679       7,348,214       7,821,023
                                                ------------------------------------------------------------------------------
Net increase in net assets                            3,025,102      4,123,901      21,795,193       9,292,451       9,883,898
Net assets, beginning of year                           383,004      1,321,258       4,225,368       2,526,214       2,107,593
                                                ------------------------------------------------------------------------------
Net assets, end of year                            $  3,408,106    $ 5,445,159    $ 26,020,561    $ 11,818,665    $ 11,991,491
                                                ==============================================================================

See Notes to Financial Statements

The American Franklin Life Insurance Company
Separate Account VA-1
Statement of Changes in Net Assets (continued)

                                                                            MFS Variable Insurance Trust
                                                  ------------------------------------------------------------------------------
                                                                       MFS             MFS                              MFS
                                                       MFS           Growth           Total            MFS            Capital
                                                     Research      With Income        Return        Utilities      Opportunities
                                                     Division       Division         Division        Division        Division*
                                                  ------------------------------------------------------------------------------
Year Ended December 31, 1999
Change in net assets
From operations:
  Net investment income (expense)                $    (41,930)   $    (93,742)    $    634,819    $    453,189    $   (75,116)
  Net realized gain (loss) on investments             386,598         250,078          186,241         165,818        278,487
  Net change in unrealized appreciation
    (depreciation) on investments                   3,250,814         422,518         (697,334)      1,952,089      2,535,759
                                                 ----------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                        3,595,482         578,854          123,726       2,571,096      2,739,130
From contract related transactions:
  Net contract purchase payments                    4,061,296       4,875,355        4,482,659       3,624,544      2,414,391
  Withdrawals                                      (1,005,043)       (630,995)      (1,184,152)       (617,060)      (455,798)
  Transfers between Separate Account
    VA-1 divisions, net                              (638,285)        (89,377)        (294,661)        349,318        375,655
                                                 ----------------------------------------------------------------------------
Net increase (decrease) in net assets from
  contract related transactions                     2,417,968       4,154,983        3,003,846       3,356,802      2,334,248
                                                 ----------------------------------------------------------------------------
Net increase in net assets                          6,013,450       4,733,837        3,127,572       5,927,898      5,073,378
Net assets, beginning of year                      15,385,838      10,051,068       14,748,249       6,361,021      4,730,474
                                                 ----------------------------------------------------------------------------
Net assets, end of year                          $ 21,399,288    $ 14,784,905     $ 17,875,821    $ 12,288,919    $ 9,803,852
                                                 ============================================================================


Year Ended December 31, 1998
Change in net assets
From operations:
  Net investment income (expense)                $     42,448    $    (63,989)    $     66,543    $     82,198    $    (8,652)
  Net realized gain (loss) on investments              74,106          48,058           39,797          15,718         (6,658)
  Net change in unrealized appreciation
    (depreciation) on investments                   1,778,617       1,082,788          839,138         430,022        569,618
                                                 ----------------------------------------------------------------------------
Net increase (decrease) in net assets
  operations                                        1,895,171       1,066,857          945,478         527,938        554,308
From contract related transactions:
  Net contract purchase payments                    9,304,712       7,103,204        9,969,517       4,447,436      3,498,061
  Withdrawals                                        (354,707)       (193,536)        (288,075)        (94,887)      (154,469)
  Transfers between Separate Account
    VA-1 divisions, net                               158,605         684,133          531,659         568,287        227,972
Net increase in net assets from contract
  related transactions                              9,108,610       7,593,801       10,213,101       4,920,836      3,571,564
                                                 ----------------------------------------------------------------------------
Net increase in net assets                         11,003,781       8,660,658       11,158,579       5,448,774      4,125,872
Net assets, beginning of year                       4,382,057       1,390,410        3,589,670         912,247        604,602
                                                 ----------------------------------------------------------------------------
Net assets, end of year                          $ 15,385,838    $ 10,051,068     $ 14,748,249    $  6,361,021    $ 4,730,474
                                                 ============================================================================

See Notes to Financial Statements

*Formerly known as MFS Value Division

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements
December 31, 1999

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VA-1 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of fifteen investment divisions, was established on May 22, 1996 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds, sponsored by Fidelity Investments (Variable Insurance Products Fund and Variable Insurance Products Fund II) and MFS Investment Management (MFS Variable Insurance Trust) (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities (formerly known as MFS Value) Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on February 28, 1997. The accumulation unit value for each division was $5 at the inception of the account.

     The Account was established by American Franklin to support the operations of American Franklin's The Chairman(TM) Combination Fixed and Variable Annuity Contracts (the Contracts).

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Contracts. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other American Franklin business.

     The net assets of the Account may not be less than the reserves applicable to the Contracts. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Contracts to American Franklin's Fixed Account. Additional assets are set aside in American Franklin's General Account to provide for other contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded on the ex-dividend date. Realized gains and losses on sales of the Account shares are determined on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Contracts, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains of the Account. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 1999

3.   CONTRACT CHARGES

     Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium or purchase payment. Other jurisdictions assess a premium tax at the point of annuitization. The balance of a purchase payment remaining after any such deduction is placed by American Franklin in an account established for each contractowner. Each year American Franklin charges $30 against each contractowner's account for administrative expenses. This annual fee is currently waived if cumulative purchase payments are at least $75,000. In addition, American Franklin charges for a transfer between investment divisions in any contract year in which twelve transfers have already been made ($25 for each additional transfer in a given contract year). American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of 1.40% of the Account's average daily net asset value to cover these risks and to offset other administrative expenses not covered by the annual contract fee. The total charges paid by the Account to American Franklin were $2,885,000 and $1,271,400 for the years ended December 31, 1999 and 1998, respectively.

     American Franklin imposes a surrender charge on the amount of each purchase payment withdrawn during the first seven years after receipt, unless the withdrawal is exempt from the surrender charge. The maximum surrender charge is 6% of purchase payments withdrawn during the first two years after receipt; the percentage declines ratably until elimination after the seventh year.

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 1999


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

                                                                  Variable Insurance Products Fund
                                             ---------------------------------------------------------------------
                                                  VIP               VIP                                     VIP
                                                 Money            Equity-         VIP           VIP         High
                                                 Market           Income         Growth       Overseas     Income
Year Ended December 31, 1999                    Division         Division       Division      Division    Division
                                             ---------------------------------------------------------------------
Unit value, beginning of year                 $     5.34        $     6.73     $     7.94     $   6.20    $   5.54
                                             =====================================================================
Unit value, end of year                       $     5.54        $     6.96     $    10.66     $   8.46    $   5.91
                                             =====================================================================

Number of units outstanding,
  beginning of year                            1,634,822         2,991,972      2,207,408      383,712     499,418

Net contract purchase payments                 1,138,347           847,264        972,450       54,281      83,357

Withdrawals                                      (74,314)         (200,988)      (112,513)     (23,786)    (29,801)

Transfers between Separate Account
  VA-1 divisions, net                           (293,112)           (9,699)       136,254       15,251     (63,827)
                                             ---------------------------------------------------------------------
Number of units outstanding,
  end of year                                  2,405,743         3,628,549      3,203,599      429,458     489,147
                                             =====================================================================

Year Ended December 31, 1998
Unit value, beginning of year                 $     5.14        $     5.99     $     5.65     $   5.54    $   5.89
                                             =====================================================================
Unit value, end of year                       $     5.34        $     6.73     $     7.94     $   6.20    $   5.54
                                             =====================================================================

Number of units outstanding,
  beginning of year                              415,509           945,566        755,694      193,892     186,285

Net contract purchase payments                 2,254,703         2,052,756      1,427,556      238,271     348,659

Withdrawals                                      (66,473)          (89,500)       (81,680)     (10,792)     (6,632)

Transfers between Separate Account
  VA-1's Divisions, net                         (968,917)           83,150        105,838      (37,659)    (28,894)
                                             ---------------------------------------------------------------------
Number of units outstanding,
  end of year                                  1,634,822         2,991,972      2,207,408      383,712     499,418
                                             =====================================================================

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 1999

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:


                                                         Variable Insurance Products Fund II
                                            --------------------------------------------------------------
                                                 VIPII            VIPII            VIPII          VIPII         MFS
                                              Investment          Asset            Index         Contra-      Emerging
                                              Grade Bond         Manager            500            fund        Growth
Year Ended December 31, 1999                   Division          Division         Division       Division     Division
                                            -----------------------------------------------------------------------------
Unit value, beginning of year                  $    5.70         $   6.64       $     8.07      $     7.62   $     7.48
                                            =============================================================================
Unit value, end of year                        $    5.58         $   7.23       $     9.43      $     9.15   $    12.41
                                            =============================================================================

Number of units outstanding,
  beginning of year                              598,142          820,384        3,224,829       1,551,801    1,603,087

Net contract purchase payments                   184,940          232,264        1,432,920         740,828      499,530

Withdrawals                                      (34,631)         (52,447)        (189,173)        (77,427)     (74,352)

Transfers between Separate Account
  VA-1 divisions, net                              5,434           (3,578)          31,438         (15,649)      12,545
                                            -----------------------------------------------------------------------------

Number of units outstanding,
  end of year                                    753,885          996,623        4,500,014       2,199,553    2,040,810
                                            =============================================================================

Year Ended December 31, 1998
Unit value, beginning of year                  $    5.32         $   5.78       $     6.21      $     5.83   $     5.50
                                            =============================================================================

Unit value, end of year                        $    5.70         $   6.64       $     8.07      $     7.62   $     7.48
                                            =============================================================================

Number of units outstanding,
  beginning of year                               71,989          228,526          680,587         433,486      383,222

Net contract purchase payments                   520,769          619,396        2,444,038       1,108,876    1,191,562

Withdrawals                                      (21,276)         (20,250)         (77,752)        (33,774)     (35,893)

Transfers between Separate Account
  VA-1's Divisions, net                           26,660           (7,288)         177,956          43,213       64,196
                                            -----------------------------------------------------------------------------

Number of units outstanding,
  end of year                                    598,142          820,384        3,224,829       1,551,801    1,603,087
                                            =============================================================================

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 1999

4.    SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

      Unit value information and a summary of changes in outstanding units is shown below:

                                                              MFS Variable Insurance Trust
                                         --------------------------------------------------------------------
                                                            MFS           MFS                        MFS
                                               MFS         Growth        Total         MFS         Capital
                                            Research    With Income     Return      Utilities   Opportunities
Year Ended December 31, 1999                Division      Division     Division     Division      Division*
                                         --------------------------------------------------------------------
Unit value, beginning of year              $     6.95    $     7.51   $     6.43   $     7.04     $   7.59
                                         ====================================================================
Unit value, end of year                    $     8.37    $     7.83   $     6.48   $     9.05     $  10.86
                                         ====================================================================

Number of units outstanding,
  beginning of year                         2,214,458     1,338,496    2,294,198      903,586      623,561

Net contract purchase payments                568,876       646,798      693,249      493,730      284,000

Withdrawals                                  (137,471)      (83,238)    (181,718)     (81,406)     (51,712)

Transfers between Separate Account
  VA-1 divisions, net                         (88,953)      (13,050)     (47,336)      42,406       47,194
                                         --------------------------------------------------------------------
Number of units outstanding,
  end of year                               2,556,910     1,889,006    2,758,393    1,358,316      903,043
                                         ====================================================================
Year Ended December 31, 1998
Unit value, beginning of year              $     5.61    $     6.09   $     5.73   $     6.01     $   5.99
                                         ====================================================================

Unit value, end of year                    $     6.95    $     7.51   $     6.43   $     7.04     $   7.59
                                         ====================================================================

Number of units outstanding,
  beginning of year                           780,716       228,416      626,024      151,829      100,943

Net contract purchase payments              1,470,024     1,039,794    1,629,993      678,587      513,502

Withdrawals                                   (56,418)      (27,958)     (46,902)     (14,429)     (21,848)

Transfers between Separate Account
  VA-1 Divisions, net                          20,136        98,244       85,083       87,599       30,964
                                         --------------------------------------------------------------------

Number of units outstanding,
  end of year                               2,214,458     1,338,496    2,294,198      903,586      623,561
                                         ====================================================================

*Formerly known as MFS Value Division

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 1999


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 (unaudited)

     Internal Systems.  American Franklin's ultimate parent, American General
     ----------------
     Corporation ("AGC"), has numerous technology and non-technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century; and (5) return the systems to operations. As of December 31, 1999, these activities had been completed, making American Franklin's critical systems Year 2000 ready.

     American Franklin continued to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin implemented plans for the century transition. These plans included a freeze on system modifications from November 1999 through January 2000, the creation of rapid response teams to address problems and limiting vacations for certain business and technical personnel. In addition, AGC established Y2K command centers in Houston and each of its locations across the country. Each command center monitored all major business processing activities during the century transition and reported progress to the Houston command center which coordinated AGC's nationwide Year 2000 effort. The command centers continued to operate 24 hours a day until January 7, 2000.

     On January 1, 2000, AGC announced that its Year 2000 command centers reported that all major technology systems, programs, and applications were operating smoothly following the transition into the 21st century. As of February 9, 2000, American Franklin has experienced no interruptions to normal business operations, including the processing of customer account data and transactions. American Franklin will continue to monitor its technology systems and maintain quality customer service throughout the transition period.

     Third Party Relationships. American Franklin has relationships with various
     -------------------------
     third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over such parties' Year 2000 readiness.

     American Franklin developed plans to assess and mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. These plans included the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces, and, where feasible, American Franklin has taken reasonable precautions to protect against the receipt of non-Year 2000 ready data. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans.

The American Franklin Life Insurance Company
Separate Account VA-1
Notes to Financial Statements (continued)
December 31, 1999


     Contingency Plans.  American Franklin's contingency planning process was
     -----------------
     designed to reduce the risk of Year 2000-related business failures related to both internal systems and third party relationships. The contingency plans included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. The contingency plans were tested and updated throughout 1999.

     Risks and Uncertainties. Based on the Year 2000 readiness of internal
     -----------------------
     systems, century transition plans, plans to deal with third party relationships, contingency plans and the reports from the AGC command centers described above, American Franklin believes that American Franklin will experience at most isolated and minor disruptions of business processes due to the Year 2000 transition. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     Costs.  Through December 31, 1999, American Franklin has incurred, and
     -----
     anticipates that it will continue to incur, costs relative to achieving and maintaining Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies. None of the costs associated with Year 2000 readiness are passed to divisions of the Account.

                        REPORT OF INDEPENDENT AUDITORS

                      ___________________________________


Board of Directors
 and Shareholder
The American Franklin Life Insurance Company

We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 1999 and 1998, and the related statements of operations, shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.




                                                    /s/ Ernst & Young LLP
                                                    Ernst & Young LLP



Chicago, Illinois
February 18, 2000

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                                (In thousands)


                                                                                For the years ended December 31
                                                                   ---------------------------------------------------------

                                                                      1999                    1998                   1997
                                                                   ---------------------------------------------------------
Revenues
 Premiums and other considerations                                 $   10,087              $    7,725             $    4,397
 Net investment income                                                  2,541                   2,419                  2,530
 Realized investment gains                                                 21                      47                    283
 Other income                                                          32,418                  18,678                 14,578
                                                                   ---------------------------------------------------------
    Total revenues                                                     45,067                  28,869                 21,788

Benefits and expenses
 Insurance and annuity benefits                                         9,040                   4,889                  3,674
 Operating cost and expenses                                           21,524                  15,910                  9,635
 Commissions and allowances                                            28,533                  27,695                 20,096
 Change in deferred policy acquisition costs and cost
    of insurance purchased                                            (16,871)                (20,354)               (15,351)
 Litigation settlement                                                      -                   8,064                      -
                                                                   ---------------------------------------------------------

    Total benefits and expenses                                        42,226                  36,204                 18,054
                                                                   ---------------------------------------------------------

Income (loss) before income taxes                                       2,841                  (7,335)                 3,734

Income tax expense (benefit)
 Current                                                               (1,449)                 (1,247)                   715
 Deferred                                                               1,358                  (2,270)                   244
                                                                   ---------------------------------------------------------

    Total income tax expense (benefit)                                    (91)                 (3,517)                   959
                                                                   ---------------------------------------------------------

Net income (loss)                                                  $    2,932              $   (3,818)            $    2,775
                                                                   =========================================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                 BALANCE SHEET
                       (In thousands, except share data)



                                                                                     At December 31
                                                                              ---------------------------
                                   ASSETS                                         1999             1998
Investments
      Fixed maturity securities (amortized cost: $15,746; $31,219)            $   15,852      $    32,587
      Policy loans                                                                17,037           12,371
      Short-term investments                                                       6,733                -
                                                                              ---------------------------
           Total investments                                                      39,622           44,958

Cash                                                                              13,552           14,211
Accrued investment income                                                            338              408
Amounts recoverable from reinsurers                                               10,875           10,314
Deferred policy acquisition costs                                                 70,989           52,352
Cost of insurance purchased                                                        7,884            8,941
Insurance premiums in course of settlement                                           795            1,620
Other assets                                                                       1,519            1,922
Assets held in separate accounts                                                 644,899          442,801
                                                                              ---------------------------
          Total assets                                                        $  790,473      $   577,527
                                                                              ===========================

                                LIABILITIES

Insurance and annuity liabilities
      Policy reserves, contract claims and other policyholders' funds         $    9,804      $    16,965
      Universal life contracts                                                    40,493           31,150
      Annuity contracts                                                            7,246            5,376
      Unearned revenue                                                            10,127            9,591

Income tax liabilities
      Current                                                                     (2,565)          (1,220)
      Deferred                                                                    (3,288)          (4,464)
Accrued expenses and other liabilities                                            17,237           25,402
Liabilities related to separate accounts                                         644,899          442,801
                                                                              ---------------------------
          Total liabilities                                                      723,953          525,601


                         SHAREHOLDER'S EQUITY

Common stock ($5 par value; 500,000 shares authorized,
      issued and outstanding)                                                      2,500            2,500
Paid-in capital                                                                   63,437           51,437
Accumulated other comprehensive income                                                92              430
Retained earnings (deficit)                                                          491           (2,441)
                                                                              ---------------------------
          Total shareholder's equity                                              66,520           51,926
                                                                              ---------------------------
          Total liabilities and shareholder's equity                          $  790,473      $   577,527
                                                                              ===========================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY
                                (In thousands)

                                                             For the years ended December 31
                                                               1999        1998        1997
                                                            ---------------------------------
Common stock, balance at beginning and end of year          $   2,500   $   2,500   $   2,500
                                                            ---------------------------------
Paid-in capital
     Balance at beginning of year                              51,437      25,373      25,373
     Capital contribution                                      12,000      26,064           -
                                                            ---------------------------------
     Balance at end of year                                    63,437      51,437      25,373
                                                            ---------------------------------

Retained earnings (deficit)
     Balance at beginning of year                              (2,441)      1,377      (1,398)
     Net income (loss)                                          2,932      (3,818)      2,775
                                                            ---------------------------------
     Balance at end of year                                       491      (2,441)      1,377
                                                            ---------------------------------

Accumulated other comprehensive income
     Balance at beginning of year                                 430         398         391
     Change during the year                                      (520)         49          10
     Amounts applicable to deferred federal income taxes          182         (17)         (3)
                                                            ---------------------------------
     Balance at end of year                                        92         430         398
                                                            ---------------------------------
Total shareholder's equity at end of year                   $  66,520   $  51,926   $  29,648
                                                            =================================


                   STATEMENT OF COMPREHENSIVE INCOME (LOSS)
                                (In thousands)


                                                              For the years ended December 31
                                                               1999         1998        1997
                                                            ---------------------------------
Net income (loss)                                           $   2,932    $ (3,818)  $   2,775
Other comprehensive income (loss)
  Gross change in unrealized gains (losses) on
    securities (pretax: $(499); $96; $293)                       (324)         63         191
  Less: gains realized in net income
    (pretax:$21; $47, $283)                                        14          31         184
                                                            ---------------------------------
      Change in net unrealized gains (losses) on
        securities (pretax: $(520); $49; $10)                    (338)         32           7
                                                            ---------------------------------
          Comprehensive income (loss)                       $   2,594    $ (3,786)  $   2,782
                                                            =================================

                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                                (In thousands)



                                                                 For the years ended December 31

                                                         1999                   1998               1997
                                                        -------------------------------------------------

Operating activities
  Net income (loss)                                     $    2,932          $    (3,818)      $    2,775
  Reconciling adjustments to net cash used for
    operating activities
     Policy reserves, claims and other
        policyholders' funds                                (2,994)              12,783           18,078
     Realized investment gains                                 (21)                 (47)            (283)
     Deferred policy acquisition costs and cost of
        insurance purchased                                (16,871)             (20,354)         (15,351)
     Charges on universal life contracts, net of
        interest credited                                  (28,863)             (21,569)         (17,369)
     Change in other assets and liabilities                 (7,621)              11,343           (2,939)
                                                        ------------------------------------------------
              Net cash used for operating activities       (53,438)             (21,662)         (15,089)
                                                        ------------------------------------------------
Investing activities
       Investment purchases
          Available-for-sale                               (30,018)             (26,271)          (6,900)
          Other                                             (4,721)              (5,794)          (2,766)
       Investment calls, maturities and sales
          Available-for-sale                                45,751               16,568           17,557
          Other                                                 55                  504              142
       Net increase in short term investments               (6,733)                   -                -
                                                        ------------------------------------------------
              Net cash provided by (used for)
                 investing activities                        4,334              (14,993)           8,033
                                                        ------------------------------------------------
Financing activities
       Policyholder account deposits                       167,565              191,502           99,023
       Policyholder account withdrawals                   (131,120)            (173,049)         (88,026)
       Proceeds from intercompany borrowings                     -               18,896           15,320
       Repayments of intercompany borrowings                     -              (18,896)         (15,320)
       Capital contribution                                 12,000               26,064                -
                                                        ------------------------------------------------
           Net cash provided by financing activities        48,445               44,517           10,997
                                                        ------------------------------------------------
Net increase (decrease) in cash                               (659)               7,862            3,941
Cash at beginning of year                                   14,211                6,349            2,408
                                                        ------------------------------------------------
Cash at end of year                                     $   13,552          $    14,211       $    6,349
                                                        ================================================


                      See Notes to Financial Statements.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS



1.   Significant Accounting Policies


1.1  Nature of Operations
     --------------------

     The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, primarily in the Midwest. AMFLIC's ultimate parent is American General Corporation (AGC).


1.2  Preparation of Financial Statements
     -----------------------------------

     The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of AMFLIC, a wholly owned subsidiary of The Franklin Life Insurance Company (FLIC).

     Management must make estimates and assumptions that affect amounts reported in the financial statements and in disclosures of contingent assets and liabilities. Ultimate results could differ from our estimates.


1.3  Investments
     -----------

     Fixed Maturity Securities. All fixed maturity securities were classified as available-for-sale and reported at fair value. We adjust related balance sheet accounts as if the unrealized gains (losses) had been realized and record the net adjustment in accumulated other comprehensive income (loss) in shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and we consider the decline to be other than temporary, we reduce the security's amortized cost to its fair value and recognize a realized loss.

     Policy Loans. Policy loans are reported at unpaid principal balance.

     Short-Term Investments. Short-term investments include investments with maturities of less than one year at the date of acquisition and are carried at amortized cost, which approximates fair value.

     Investment Income. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount, as appropriate.

     Mortgage-Backed Securities. We recognize income on mortgage-backed securities using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, we calculate a new effective yield and adjust the net investment in the security accordingly. The adjustment is recognized in net investment income.

     Realized Investment Gains (Losses). Realized investment gains (losses) are recognized using the specific identification method.


1.4  Separate Accounts
     -----------------

     Separate accounts are assets and liabilities associated with certain contracts, principally variable universal life and annuities, for which the investment risk lies predominantly with the contract holder. The liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statement of operations. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS


1.5  Deferred Policy Acquisition Costs (DPAC)
     ----------------------------------------

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

     DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. We adjust the DPAC balance and related expense when our estimate of future gross profits changes significantly. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income (loss) in shareholder's equity.

     We review the carrying amount of DPAC on at least an annual basis. We consider estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses to determine whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.


1.6  Cost of Insurance Purchased (CIP)
     ---------------------------------

     The cost assigned to AMFLIC insurance contracts in force at January 31, 1995, the date of AGC's acquisition of FLIC and AMFLIC, is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6% to 8.5%. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DPAC. We review the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.


1.7  Insurance and Annuity Liabilities
     ---------------------------------

     Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. AMFLIC normally cannot change or cancel these contracts.

     For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on our estimates of the cost of future policy benefits, using the net level premium method. Interest assumptions used to compute reserves ranged from 3% to 5.5% at December 31, 1999.


1.8  Premium Recognition
     -------------------

     Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other contracts, premiums are recognized when due.


1.9  Reinsurance
     -----------

     AMFLIC limits its exposure to loss on any individual life to $100,000 by ceding additional risks through reinsurance contracts with other insurers, including FLIC. We diversify our risk of reinsurance loss by ceding to a number of reinsurers that have strong financial strength ratings. If a reinsurer is not able to meet its obligations, AMFLIC remains liable. We consider the likelihood of a material reinsurance liability not being met by a reinsurer to be remote.

     AMFLIC records a receivable for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.10 Income Taxes
     ------------

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, using the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.


1.11 Reclassification
     ----------------

     Certain amounts in the 1997 and 1998 financial statements have been reclassified to conform to the 1999 presentation.


1.12 Future Accounting Changes
     -------------------------

     In 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. We will adopt SFAS 133 on January 1, 2001. We do not expect adoption to have a material impact on AMFLIC's results of operations and financial position.


2.   Investments

2.1  Fixed Maturity Securities
     -------------------------

     Valuation. Cost or amortized cost and fair value of fixed maturity securities were as follows:

                                                                   December 31, 1999
                                                 ----------------------------------------------------------
                                                      Cost or         Gross          Gross
                                                     Amortized      Unrealized     Unrealized         Fair
     In thousands                                      Cost           Gains         Losses           Value
     ------------------------------------------------------------------------------------------------------
     Corporate bonds
       Investment grade                          $     5,803          $  135       $   79         $  5,859
       Below investment grade                            678               6            1              683
     Public utilities                                  1,508              77            -            1,585
     Mortgage-backed                                     944              37            -              981
     U.S. government                                   6,611              15           90            6,536
     States/political subdivisions                       202               6            -              208
                                                 ----------------------------------------------------------
       Total fixed maturity securities           $    15,746          $  276       $  170         $ 15,852
                                                 ==========================================================

                                                                      December 31, 1998
                                                -----------------------------------------------------------
                                                      Cost or         Gross          Gross
                                                     Amortized      Unrealized     Unrealized         Fair
     In thousands                                      Cost           Gains         Losses           Value
     ------------------------------------------------------------------------------------------------------
     Corporate bonds
       Investment grade                          $     7,422          $  614       $    -         $  8,036
       Below investment grade                            300               4            -              304
     Public utilities                                  2,649             300            -            2,949
     Mortgage-backed                                   1,189              93            -            1,282
     U.S. government                                  19,456             343            -           19,799
     States/political subdivisions                       203              14            -              217
                                                 ----------------------------------------------------------
       Total fixed maturity securities           $    31,219          $1,368       $    -         $ 32,587
                                                 ==========================================================

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                  --------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


2.1  Fixed Maturity Securities (continued)
     -------------------------------------

     Net Unrealized Gains (Losses). Net unrealized gains (losses) on fixed maturity securities included in accumulated other comprehensive income
     (loss) at December 31 were as follows:

          In thousands                                 1999        1998
          ------------------------------------------------------------------
          Gross unrealized gains                       $  276      $  1,368
          Gross unrealized losses                        (170)            -
          DPAC fair value adjustment                      560           (86)
          CIP fair value adjustment                      (525)         (621)
          Deferred federal income taxes                   (49)         (231)
                                                       --------------------
          Net unrealized gains on securities           $   92      $    430
                                                       ====================

     Maturities. The contractual maturities of fixed maturity securities at December 31, 1999 were as follows:

                                                                      Cost or Amortized    Fair
     In thousands                                                          Cost            Value
     ----------------------------------------------------------------------------------------------
     Fixed maturity securities, excluding mortgage-backed
       securities, due
      In one year or less                                             $       1,147        $ 1,150
      In years two through five                                              10,060         10,128
      In years six through ten                                                2,182          2,228
      After ten years                                                         1,413          1,365
     Mortgage-backed securities                                                 944            981
                                                                      ----------------------------
            Total fixed maturity securities                           $      15,746        $15,852
                                                                      ============================

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. AMFLIC may sell investments before maturity to achieve corporate requirements and investments strategies.

2.2  Investment Income
     -----------------

     Investment income was as follows:


     In thousands                                    1999           1998             1997
     ---------------------------------------------------------------------------------------
     Fixed maturity securities                       $ 1,461       $ 1,592        $  2,291
     Policy loans                                        698           445             264
     Other investments                                   547           473              12
                                                     ---------------------------------------
     Gross investment income                           2,706         2,510           2,567
     Investment expense                                  165            91              37
                                                     ---------------------------------------
     Net investment income                           $ 2,541       $ 2,419        $  2,530
                                                     =======================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  Realized Investment Gains
     -------------------------

     Realized investment gains (losses), net of DPAC and CIP amortization and investment expenses, were as follows:


     In thousands                             1999       1998     1997
     -------------------------------------------------------------------
     Fixed maturity securities
           Gross gains                      $  56      $  116    $  564
           Gross losses                         -           -       (10)
                                            ---------------------------
           Total                               56         116       554
     Other                                    (35)        (69)     (271)
                                            ---------------------------
     Realized investment gains              $  21      $   47    $  283
                                            ===========================

     Voluntary sales of investments resulted in the following realized gains (losses):

                                                                  Realized
                                                          --------------------
     In thousands          Category             Proceeds     Gains    Losses
------------------------------------------------------------------------------
          1999      Available-for-sale        $ 1,758       $  56     $  -
==============================================================================
          1998      Available-for-sale        $ 2,110       $ 116     $  -
==============================================================================
          1997      Available-for-sale        $ 9,992       $ 550     $  8

2.4  Investments on Deposit
     ----------------------

     At December 31, 1999 and 1998, fixed maturity securities with a carrying value of $6,337,848 and $6,717,000 respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.5  Investment Restrictions
     -----------------------

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1999 and 1998, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000.

3.   Income Taxes

     AMFLIC is subject to the life Insurance company provisions of the federal tax law and is part of a consolidated return which also includes FLIC. The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of AMFLIC under this agreement shall not exceed the amount AMFLIC would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing consolidated return.

3.1  Tax Expense
     -----------

     A reconciliation between the Federal income tax rate and the effective tax rate follows:

                                           1999       1998      1997
                                        ----------------------------
          Federal income tax rate          35.0 %     35.0%    35.0 %
          Invested asset items            (37.7)      14.3     (5.4)
          Other                            (0.5)      (1.4)    (3.9)
                                        ---------------------------
               Effective tax rate          (3.2)%     47.9 %   25.7 %
                                        ===========================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.2  Deferred Taxes
     --------------

     Components of deferred tax liabilities and assets at December 31, were as follows:

     In thousands                                          1999          1998
                                                        -----------------------

     Deferred tax liabilities, applicable to:
       Basis differential of investments                $       -     $     398
       DPAC and CIP                                        18,141        14,891
       Other                                                4,740         1,202
                                                        -----------------------
         Total deferred tax liabilities                    22,881        16,491
     Deferred tax assets, applicable to:
         Policy reserves                                  (24,713)      (20,738)
         Other                                             (1,456)         (217)
                                                        -----------------------
         Total deferred tax assets                        (26,169)      (20,955)
                                                        -----------------------
     Net deferred tax assets                            $  (3,288)    $  (4,464)
                                                        =======================

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

3.3  Taxes Paid
     ----------

     Income taxes paid (received) were as follows:

     In thousands               1999          1998         1997
     -----------------------------------------------------------
     Federal                  $ (447)        $ 243        $ 519
     State                       143           110            1

4.   Deferred Policy Acquisition Costs (DPAC)

     Activity in DPAC was as follows:

     In thousands                            1999          1998        1997
     -------------------------------------------------------------------------
     Beginning at January 1                  $   52,352   $ 30,515    $ 13,781
     Deferrals                                   24,543     25,320      18,223
     Amortization                                (6,524)    (3,383)     (1,307)
     Effect of net unrealized (gains)
       losses on securities                         646        (47)         (6)
     Effect of realized investment gains            (28)       (53)       (176)
                                             ---------------------------------
     Balance at December 31                  $   70,989   $ 52,352    $ 30,515
                                             =================================

5.   Cost of Insurance Purchased (CIP)

     Activity in CIP was as follows:

     In thousands                              1999           1998       1997
     -------------------------------------------------------------------------
     Balance at January 1                    $   8,941     $ 10,549   $ 12,212
     Accretion of interest                         767          926      1,054
     Amortization                               (1,915)      (2,509)    (2,619)
     Effect of net unrealized (gains)
       losses on securities                         96          (12)        (3)
     Effect of realized investment gains            (5)         (13)       (95)
                                             ---------------------------------
     Balance at December 31                  $   7,884     $  8,941   $ 10,549
                                             =================================

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:

                                              Amount
                    Year                      (000's)
             ------------------------------------------------
                    2000                      $1,054
                    2001                         927
                    2002                         820
                    2003                         727
                    2004                         647

6.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, including the values of underlying customer relationships and distribution systems, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                                            1999                              1998
                                                               -----------------------------------------------------------------
                                                                  Carrying           Fair           Carrying         Fair
   In thousands                                                    Amount            Value           Amount          Value
--------------------------------------------------------------------------------------------------------------------------------
   Assets
      Fixed maturity securities                                    $ 15,852         $ 15,852         $ 32,587         $ 32,587
      Policy Loans                                                   17,037           17,037           12,371           12,371
      Short-term investments                                          6,733            6,733                -                -
      Assets held in separate accounts                              644,899          644,899          442,801          442,801
   Liabilities
      Insurance investment contracts                                  7,480            7,102            5,479            5,189
      Liabilities related to separate accounts                      644,899          644,899          442,801          442,801

     We used the following methods and assumptions to estimate the fair value of our financial instruments:

     Fixed Maturity Securities. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, we estimated the fair values using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Policy Loans. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 1999 and 1998 was 6.11% and 6.96%, respectively.

     Assets and Liabilities Related to Separate Accounts. We valued separate account assets and liabilities based on quoted net asset value per share of the underlying mutual funds.

     Insurance Investment Contracts. We estimated the fair value of insurance investment contracts, which do not subject AMFLIC to significant risks arising from policyholder mortality or morbidity, using cash flows discounted at market interest rates.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.   Reinsurance

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:


     In thousands                                        1999                   1998                     1997
     ----------------------------------------------------------------------------------------------------------------------
     Premiums and other
        considerations                              $     1,416             $    2,387              $     1,169
     Other income                                         1,337                  1,869                      810
     Benefits                                             1,756                  3,331                    1,329
     Commission expense                                     215                    (20)                     (59)

     Under the provisions of a modified coinsurance agreement which cedes a portion of the variable universal life product activity, AMFLIC recognized the following:


     In thousands                                        1999                  1998                     1997
     ----------------------------------------------------------------------------------------------------------------------
     Premiums and other
        considerations                             $    12,027              $    9,058              $     5,226
     Expense allowances from
        reinsurer                                        8,531                   7,239                    4,965
     Other                                               1,744                     885                       60

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:


     In thousands                                        1999                  1998                     1997
     ----------------------------------------------------------------------------------------------------------------------
     Premiums and other
        considerations                              $    10,687           $      9,476            $      7,994
     Change in policy reserves                           10,382                  9,086                   7,804

8.   Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

     At December 31, 1999 and 1998, AMFLIC had statutory stockholder's equity of $41,590,000 and $32,662,000, respectively. AMFLIC's statutory net loss was $2,947,000, $2,615,000 and $648,000 for the years ended December 31, 1999,
     1998 and 1997, respectively.

     Generally, AMFLIC is restricted by state insurance laws as to amounts it may pay in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 2000 no dividends may be paid out and, loans and advances in excess of $10,398,000 may not be transferred without the approval of the Illinois Insurance Department.

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:

     In thousands                                    1999     1998     1997
     -----------------------------------------------------------------------
     Interest added to universal
       life contracts and other deposit funds     $  2,214  $ 1,387  $ 1,279
                                                  ==========================

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. General and administrative expenses were allocated to AMFLIC from FLIC prior to 1999, based upon hours worked by administrative personnel. Effective January 1, 1999 AMFLIC entered into a shared services agreement with other AGC life subsidiaries. As part of this agreement, administration and general expenses are allocated to AMFLIC from all subsidiaries. The amount allocated to AMFLIC has increased since 1997 reflecting AMFLIC's increased emphasis and focus on its variable product portfolio. Allocated expenses for the years ended December 31, 1999, 1998 and 1997, amounted to approximately $20,084,000, $8,541,000, and $5,104,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC had no short-term borrowing in 1999, and borrowed and repaid $18,896,000 in 1998. Interest was paid on the outstanding balance based on the rate as stipulated in the program.

11.  Legal Proceedings

     In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. AMFLIC was a defendant is similar class action lawsuits. In 1998, AMFLIC entered into agreements to resolve substantially all of the material pending market conduct class action lawsuits. We recorded a charge of $8 million for additional policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs. To offset the market conduct charge, AMFLIC recorded an $8 million capital contribution from FLIC at December 31, 1998. All of these settlements were finalized in 1999.

     AMFLIC is a party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from market conduct settlements. In addition, many of these claims arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, AMFLIC believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on its results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs continues to create the potential for an unpredictable judgement in any given suit.

12.  Year 2000 (Unaudited)

     As of February 18, 2000, all of our major technology systems, programs, and applications, including those which rely on third parties, are operating smoothly following our transition into 2000. We have experienced no interruptions to normal business operations, including the processing of customer account data and transactions. We will continue to monitor our technology systems, including critical third party dependencies, as necessary to maintain our Year 2000 readiness. We do not expect any

                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  Year 2000 (Unaudited) (continued)

     future disruptions, if they occur, to have a material effect on the company's results of operations, liquidity, or financial condition.

     Through December 31, 1999, AGC incurred and expensed pretax costs of $98 million related to Year 2000 readiness, including $18 million in 1999 and $65 million in 1998. In 1999, Year 2000 readiness expenses were included in division earnings. The 1998 expenses were excluded from division earnings, consistent with the manner in which AGC reviewed division results. In addition, we accelerated the planned replacement of certain systems as part of our Year 2000 plans. The cost of these replacement systems was immaterial. We do not anticipate incurring any significant costs in the future to maintain Year 2000 readiness.

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     PART A:   None.

     PART B:

     (1)       Financial Statements of Separate Account VA-1:

               Report of Independent Auditors

               Audited Financial Statements:

                    Statement of Net Assets, December 31, 1999

                    Statement of Operations for the year ended December 31, 1999

                    Statement of Changes in Net Assets for the years ended December 31, 1999 and 1998

                    Notes to Financial Statements

     (2)       Financial Statements of The American Franklin Life Insurance
               Company:

               Report of Independent Auditors

               Audited Financial Statements:

                    Statement of Operations for the years ended December 31, 1999, 1998 and 1997

                    Balance Sheet, December 31, 1999 and 1998

                    Statement of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997

                    Statement of Comprehensive Income (Loss) for the years ended December 31, 1999, 1998 and 1997

                    Statement of Cash Flows for the years ended December 31, 1999, 1998 and 1997

                    Notes to Financial Statements

     PART C:   None

(b)  Exhibits

     1 Certified resolutions regarding organization of Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account").*

     2 Not applicable. The American Franklin Life Insurance Company ("American Franklin") maintains custody of all assets.

     3(a) Sales Agreement between Franklin Financial Services Corporation ("Franklin Financial") and the Separate Account, dated as of July 30, 1996.*

     3(b) Specimen Registered Representative Agreement between Franklin Financial and registered representatives of Franklin Financial distributing the Contracts.*

     3(c)      Schedule of Sales Commissions.*

     3(d) Agreement between American Franklin and Franklin Financial, dated July 30, regarding supervision of agents.*

     4(a)(1) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575).**

     4(a)(2) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. T1575Z) ("unisex" version).**

     4(b)(1) Specimen form of Terminal Illness Waiver of Surrender Charges Rider.**

     4(b)(2)   Specimen form of Long Term Care Waiver of Surrender Charges
               Rider.**

     4(c)      Specimen form of Qualified Contract Endorsement.*

     4(d)      Specimen form of Individual Retirement Annuity Endorsement.**

     4(e)      Specimen form of Section 457 Contract Endorsement.*

     4(f)      Specimen form of Section 403(b) Annuity Contract Endorsement.**

     4(g) Specimen form of Death Benefit Endorsement is hereby incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1 of The American Franklin Life Insurance Company, filed March 1, 1999.

     5(a)      Specimen form of Application for Contract Form Nos. T1575 and
               T1575Z.**

     6(a) Certificate of Incorporation of American Franklin is hereby incorporated herein by reference to Exhibit 1-A (6)(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (Reg. No. 33-77470) of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996.

     6(b) By-Laws of The American Franklin Life Insurance Company (amended and restated as of April 14, 1998).

     7         Not applicable.

     8(a)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund ("VIP") and Fidelity Distributors Corporation ("FDC"), dated July 18, 1991.****

     8(a)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP and FDC.*

     8(a)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP and FDC.*

     8(a)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP and FDC.*

     8(a)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP and FDC.**

     8(b)(1) Participation Agreement among American Franklin, Variable Insurance Products Fund II ("VIP II") and FDC, dated July 18, 1991.****

     8(b)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP II and FDC.*

     8(b)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP II and FDC.*

     8(b)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP II and FDC.*

     8(b)(5) Form of Amendment No. 4 dated November, 1996 to Participation Agreement among American Franklin, VIP II and FDC.**

     8(c) Sub-License Agreement between FDC and American Franklin, dated July 18, 1991.****

     8(d)(1) Participation Agreement among MFS Variable Insurance Trust, American Franklin and Massachusetts Financial Services Company ("MFS"), dated July 30, 1996.*

     8(d)(2) Indemnification Agreement between American Franklin and MFS dated July 30, 1996.*

     8(d)(3) Form of Amendment No. 1 dated November, 1996 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.**

     8(d)(4) Form of Amendment No. 2 dated November, 1997 to Participation Agreement among MFS Variable Insurance Trust, American Franklin and MFS.***

     9 Opinion and consent of Elizabeth E. Arthur, Esq., Assistant Secretary of American Franklin.*

     10(a)     Consent of Ernst & Young LLP.

     10(b)     Consent of Sutherland Asbill & Brennan LLP.

     11        Not applicable.

     12        Not applicable.

     13        Not applicable.

     14        Not applicable.

     15        Power of Attorney filed herein (see signature pages).

     27        Not applicable.
________________________________

*Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed August 20, 1996 (Reg. No. 333-10489).

** Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed November 26, 1996 (Reg. No. 333-10489).

***Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed April 30, 1998 (Reg. No. 333-10489).

**** Incorporated herein by reference to similarly designated exhibit to Form
     N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed April 30, 1999 (Reg. No. 333-10489).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

                 (1)                                             (2)
Name and Principal Business Address             Positions and Offices with Depositor
---------------------------------------------   ----------------------------------------------------------------------
Rodney O. Martin, Jr.                           Director, Chairman and Chief Executive Officer
Donald W. Britton                               Director and President
David A. Fravel                                 Executive Vice President
David L. Herzog                                 Director, Executive Vice President and Chief Financial Officer
John V. LaGrasse                                Executive Vice President and Chief Technology Officer
Paul Mistretta                                  Executive Vice President
Brian D. Murphy                                 Executive Vice President
Thomas M. Zurek                                 Director, Executive Vice President and General Counsel
Wayne A. Barnard                                Senior Vice President
Robert M. Beuerlein                             Senior Vice President and Chief Actuary
Barbara J. Fossum                               Director and Senior Vice President
Robert F. Herbert, Jr.                          Senior Vice President
Simon J. Leech                                  Senior Vice President
Darrell J. Malano                               Director and Senior Vice President
Ronald H. Ridlehuber                            Director
Steven E. Zimmerman                             Senior Vice President
W. Larry Mask                                   Vice President, Real Estate Investment Officer and Assistant Secretary
Mark R. McGuire                                 Director and Vice President
Sylvia A. Miller                                Vice President
Rosalia S. Nolan                                Vice President
Rembert R. Owen, Jr.                            Vice President, Real Estate Investment Officer and Assistant Secretary



Dale W. Sachtleben                              Vice President
Richard W. Scott                                Vice President and Chief Investment Officer
Thomas Clay Spires                              Vice President
Dan E. Trudan                                   Vice President
Julia S. Tucker                                 Vice President
Christian D. Weiss                              Vice President, Controller and Treasurer
Diane S. Workman                                Vice President
Pauletta P. Cohn                                Secretary
Elizabeth E. Arthur                             Associate General Counsel and Assistant Secretary
Deanna D. Osmonson                              Compliance Officer and Assistant Secretary
Gregory R. Thornton                             Chief Underwriter
Roger E. Hahn                                   Investment Officer
Peter V. Tuters                                 Investment Officer
D. Lynne Walters                                Tax Officer

     The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     There is no person controlled by or under common control with Registrant.

American Franklin is an indirect wholly-owned subsidiary of American General Corporation ("American General").


        SUBSIDIARIES OF AMERICAN GENERAL CORPORATION/1/,/2/,/3/,/4/,/5/

The following is a list of American General Corporation's subsidiaries as of March 31, 2000. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                            Jurisdiction of
                         Name                               Incorporation
--------------------------------------------------          ---------------
AGC Life Insurance Company..................................    Missouri
 American General Property Insurance Company/16/............    Tennessee
   American General Property Insurance Company of Florida...    Florida
 American General Life and Accident Insurance Company/6/....    Tennessee
 American General Life Insurance Company/7/.................    Texas
   American General Annuity Service Corporation.............    Texas
   American General Life Companies..........................    Delaware
   American General Life Insurance Company of New York......    New York
   The Winchester Agency Ltd................................    New York
   The Variable Annuity Life Insurance Company..............    Texas
     Parkway 1999 Trust/17/.................................    Maryland
     PESCO Plus, Inc/14/....................................    Delaware
     American General Gateway Services, L.L.C./15/..........    Delaware
     The Variable Annuity Marketing Company.................    Texas
     American General Financial Advisors, Inc...............    Texas
     VALIC Retirement Services Company......................    Texas
     VALIC Trust Company....................................    Texas
     American General Assignment Corporation of New York....    New York
 The Franklin Life Insurance Company........................    Illinois
   The American Franklin Life Insurance Company.............    Illinois
   Franklin Financial Services Corporation..................    Delaware
 HBC Development Corporation................................    Virginia
 Templeton American General Life of Bermuda, Ltd/13/........    Bermuda
 Western National Corporation...............................    Delaware
   WNL Holding Corp.........................................    Delaware
     American General Annuity Insurance Company.............    Texas
     American General Assignment Corporation................    Texas
     American General Distributors, Inc.....................    Delaware
     A.G. Investment Advisory Services, Inc.................    Delaware
     American General Financial Institution Group, Inc......    Delaware

                                                                 Jurisdiction of
                         Name                                     Incorporation
-------------------------------------------------                 ---------------
      WNL Insurance Services, Inc.................................... Delaware
American General International, Inc.................................. Delaware
American General Enterprise Services, Inc............................ Delaware
American General Corporation*........................................ Delaware
American General Delaware Management Corporation/1/.................. Delaware
American General Finance, Inc........................................ Indiana
 HSA Residential Mortgage Services of Texas, Inc..................... Delaware
 AGF Investment Corp................................................. Indiana
 American General Auto Finance, Inc.................................. Delaware
 American General Finance Corporation/8/............................. Indiana
   American General Finance Group, Inc............................... Delaware
     American General Financial Services, Inc./9/.................... Delaware
       The National Life and Accident Insurance Company.............. Texas
   Merit Life Insurance Co........................................... Indiana
   Yosemite Insurance Company........................................ Indiana
 American General Finance, Inc....................................... Alabama
 A.G. Financial Service Center, Inc.................................. Utah
 American General Bank, FSB.......................................... Utah
 American General Financial Center, Inc.*............................ Indiana
 American General Financial Center, Incorporated*.................... Indiana
 American General Financial Center Thrift Company*................... California
 Thrift, Incorporated*............................................... Indiana
American General Investment Advisory Services, Inc.*................. Texas
American General Investment Holding Corporation/10/.................. Delaware
 American General Investment Management, L.P./10/.................... Delaware
American General Investment Management Corporation/10/............... Delaware
American General Realty Advisors, Inc................................ Delaware
American General Realty Investment Corporation....................... Texas
 AGLL Corporation/11/................................................ Delaware
 American General Land Holding Company............................... Delaware
   AG Land Associates, LLC/11/....................................... California
 GDI Holding, Inc.*/12/.............................................. California
 Pebble Creek Service Corporation.................................... Florida
 SR/HP/CM Corporation................................................ Texas
Green Hills Corporation.............................................. Delaware
Knickerbocker Corporation............................................ Texas
 American Athletic Club, Inc......................................... Texas
Pavilions Corporation................................................ Delaware
USLIFE Corporation................................................... Delaware
 All American Life Insurance Company................................. Illinois
 American General Assurance Company.................................. Illinois
   American General Indemnity Company................................ Nebraska
   USLIFE Credit Life Insurance Company of Arizona................... Arizona
 American General Life Insurance Company of Pennsylvania............. Pennsylvania
 I.C. Cal*........................................................... California
 North Central Administrators, Inc................................... Minnesota
 North Central Life Insurance Company................................ Minnesota
   North Central Caribbean Life, Ltd................................. Nevis
 The Old Line Life Insurance Company of America...................... Wisconsin
 The United States Life Insurance Company in the City of New York.... New York
 American General Bancassurance Services, Inc........................ Illinois
   USMRP, Ltd........................................................ Turks & Caicos
 USLIFE Realty Corporation........................................... Texas
     USLIFE Real Estate Services Corporation......................... Texas
 USLIFE Systems Corporation.......................................... Delaware


American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity, but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%). Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

     American General Insurance Agency, Inc. (Missouri)
     American General Insurance Agency of Hawaii, Inc. (Hawaii)
     American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
        American General Insurance Agency of Ohio, Inc. (Ohio)
        American General Insurance Agency of Texas, Inc. (Texas)
        American General Insurance Agency of Oklahoma, Inc. (Oklahoma)
        Insurance Masters Agency, Inc. (Texas)

     The foregoing indirectly related agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ American General Finance Corporation is the parent of an additional 42 wholly-owned subsidiaries incorporated in 25 states for the purpose of conducting its consumer finance operations, in addition to those noted in footnote 9 below.

/9/ American General Financial Services, Inc., is the direct or indirect parent of an additional 8 wholly-owned subsidiaries incorporated in 5 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/10/ American General Investment Management, L.P., a Delaware limited partnership, is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/11/ AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/12/ AGRI owns a 75% interest in GDI Holding, Inc.

/13/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/14/ VALIC holds 90% of the outstanding common shares of PESCO Plus, Inc. The
     Florida Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/15/ VALIC holds 90% of the outstanding common shares of American General
     Gateway Services, L.L.C. Gateway Investment Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

/16/ AGPIC is jointly owned by AGCL and AGLA. AGCL owns 51.85% and AGLA owns
     48.15% of the issued and outstanding shares of AGPIC.

/17/ Parkway 1999 Trust was formed as a Maryland business trust to function as an investment subsidiary. VALIC owns 100% of its common equity.


                       COMPANY ABBREVIATIONS AS USED IN
                       REGISTRATION STATEMENT AMENDMENT

                                                                            State/Jur.
Abb.                                    Company                            of Domicile
-------------   --------------------------------------------------------   -----------

AAL             All American Life Insurance Company.....................        IL
AAth            American Athletic Club, Inc.............................        TX
AFLI            The American Franklin Life Insurance Company............        IL
AGAIC           American General Annuity Insurance Company..............        TX
ASGN-NY         American General Assignment Corporation of New York.....        NY
AGAC            American General Assurance Company......................        IL
AGAS            American General Annuity Service Corporation............        TX
AGBS            American General Distributors, Inc......................        DE
AGB             American General Bank, FSB..............................        UT
AGC             American General Corporation............................        TX
AGCL            AGC Life Insurance Company..............................        MO
AGDMC           American General Delaware Management Corporation........        DE
AGES            American General Enterprise Services, Inc...............        DE
AGF             American General Finance, Inc...........................        IN
AGFC            American General Finance Corporation....................        IN
AGFCI           American General Financial Center, Incorporated.........        IN
AGFCT           American General Financial Center Thrift Company........        CA
AGFG            American General Finance Group, Inc.....................        DE
AGF Inv         AGF Investment Corp.....................................        IN
AGFn            A.G. Financial Service Center, Inc......................        UT
AGFnC           American General Financial Center, Inc..................        IN
AGFS            American General Financial Services, Inc................        DE
AGFA            American General Financial Advisors, Inc................        TX
AGFIG           American General Financial Institutions Group, Inc......        DE
AGGS            American General Gateway Services, L.L.C................        DE
AGIA            American General Insurance Agency, Inc..................        MO
AGIAH           American General Insurance Agency of Hawaii, Inc........        HI
AGIAM           American General Insurance Agency of Massachusetts, Inc.        MA

                                                                           State/Jur.
 Abb.                                   Company                            of Domicile
-------------   --------------------------------------------------------   -----------

AGIAO           American General Insurance Agency of Ohio, Inc..........        OH
AGIAOK          American General Insurance Agency of Oklahoma, Inc......        OK
AGIAS           A.G. Investment Advisory Services, Inc..................        DE
AGIAT           American General Insurance Agency of Texas, Inc.........        TX
AGII            American General International, Inc.....................        DE
AGIHC           American General Investment Holding Corporation.........        DE
AGIM            American General Investment Management, L.P.............        DE
AGIMC           American General Investment Management Corporation......        DE
AGIND           American General Indemnity Company......................        NE
AGL             American General Life Insurance Company.................        TX
AGLC            American General Life Companies ........................        DE
AGLA            American General Life and Accident Insurance Company....        TN
AGLH            American General Land Holding Company...................        DE
AGLL            AGLL Corporation........................................        DE
AGNY            American General Life Insurance Company of New York.....        NY
AGPA            American General Life Insurance Company of Pennsylvania.        PA
AGPIC           American General Property Insurance Company.............        TN
AGRA            American General Realty Advisors, Inc...................        DE
AGRI            American General Realty Investment Corporation..........        TX
AGSI            American General Securities Incorporated................        TX
AGX             American General Exchange, Inc..........................        TN
ASGN            American General Assignment Corporation.................        TX
FFSC            Franklin Financial Services Corporation.................        DE
FL              The Franklin Life Insurance Company.....................        IL
GHC             Green Hills Corporation.................................        DE
HBDC            HBC Development Corporation.............................        VA
KC              Knickerbocker Corporation...............................        TX
ML              Merit Life Insurance Co.................................        IN
NLA             The National Life and Accident Insurance Company........        TX
NCA             North Central Administrators, Inc.......................        MN
NCL             North Central Life Insurance Company....................        MN
NCCL            North Central Caribbean Life, Ltd.......................        T&C
OLL             The Old Line Life Insurance Company of America..........        WI
PKWY            Parkway 1999 Trust......................................        MD
PAV             Pavilions Corporation...................................        DE
PCSC            Pebble Creek Service Corporation........................        FL
PIFLA           American General Property Insurance Company of Florida..        FL
PPI             PESCO Plus, Inc.........................................        DE
RMST            HSA Residential Mortgage Services of Texas, Inc.........        DE
SRHP            SR/HP/CM Corporation....................................        TX
TAG Life        Templeton American General Life of Bermuda, Ltd.........        BA
TI              Thrift, Incorporated....................................        IN
UAS             American General Bancassurance Services, Inc............        IL
UC              USLIFE Corporation......................................        DE
UCLA            USLIFE Credit Life Insurance Company of Arizona.........        AZ
URC             USLIFE Realty Corporation...............................        TX
URSC            USLIFE Real Estate Service Corporation..................        TX
USC             USLIFE Systems Corporation..............................        DE
USL             The United States Life Insurance Company in the City of
                New York................................................        NY
USMRP           USMRP, Ltd..............................................        T&C
VALIC           The Variable Annuity Life Insurance Company.............        TX
VAMCO           The Variable Annuity Marketing Company..................        TX
VRSCO           VALIC Retirement Services Company.......................        TX
VTC             VALIC Trust Company.....................................        TX
WA              The Winchester Agency Ltd...............................        NY
WIS             WNL Insurance Services, Inc.............................        DE
WNC             Western National Corporation............................        DE
WNLH            WNL Holding Corp........................................        DE
YIC             Yosemite Insurance Company..............................        IN

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of April 14, 2000 there were 5,079 owners of Contracts of the class covered by this registration statement (2,726 Qualified Contracts and 2,353 Non-Qualified Contracts).

ITEM 28. INDEMNIFICATION

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer, or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed, for, any expense incurred in connection with any claim or liability arising out of such person's own willful misconduct."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Franklin Financial Services Corporation, also acts as principal underwriter for Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, which offer interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies.


(b)  The directors and principal officers of the principal underwriter are:

                                              Position and Offices
                                              with Underwriter,
Name and Principal                            Franklin Financial
Business Address                              Services Corporation
----------------                              --------------------

F. Paul Kovach, Jr.                           Chairman and Chief
American General Securities Incorporated      Executive Officer
2727 Allen Parkway
Houston, TX 77019

Gary D. Osmonson                              Director and President
#1 Franklin Square
Springfield, Illinois 62713-0001

Ronald H. Ridlehuber                          Director
#1 Franklin Square
Springfield, Illinois 62713-0001

Daniel E. Trudan                              Vice President and Assistant
#1 Franklin Square                            Secretary
Springfield, Illinois 62713-0001

Donald W. Britton                             Assistant Vice President
2929 Allen Parkway
Houston, Texas 77019

Thomas M. Zurek                               Assistant Vice President
2929 Allen Parkway
Houston, Texas 77019

T. Clay Spires                                Assistant Tax Officer
2727A Allen Parkway
Houston, Texas 77019

The principal business address of each individual with an asterisk next to his name is 2727 Allen Parkway, Houston, Texas 77019. The principal business address of each other individual except Tony M. Carter and Ross D. Friend is c/o Franklin Financial Services Corporation, #1 Franklin Square, Springfield, Illinois 62713. The principal business address of Tony M. Carter is 2900 Greenbrier Drive, Springfield, Illinois 62704. The principal business address of Ross D. Friend is 2727-A Allen parkway, Houston, Texas 77019.

(c)  Not Applicable.

ITEM 30.  LOCATION OF RECORDS

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The American Franklin Life Insurance Company at its principal executive office located at #1 Franklin Square, Springfield, Illinois 62713 or at American Franklin's Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191.


ITEM 31.  MANAGEMENT SERVICES

     All management services agreements relating to Separate Account VA-1 and the Contracts are described in the Prospectus or Statement of Additional Information forming a part of this Registration Statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     The Registrant undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus constituting part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request;

     (d) that the Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts used in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement and that the Registrant will comply with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter;

     (e) that the Registrant is relying upon Rule 6c-7 under the 1940 Act with respect to the offer and sale of Contracts to participants in the Texas Optional Retirement Program and that the Registrant will comply with the provisions of paragraphs (a) - (d) of Rule 6c - 7.

     (f) The American Franklin Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company in connection with the Contracts.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Franklin Life Insurance Company through the Separate Account VA-1, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on the 24th day of April, 2000.

                              THE AMERICAN FRANKLIN LIFE
                              INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-1
                              (Registrant)

                         BY:  THE AMERICAN FRANKLIN LIFE
                              INSURANCE COMPANY
                              (On behalf of the Registrant and itself)


                         BY:    /s/ David L. Herzog
                              ---------------------------------------
                              David L. Herzog
                              Executive Vice President and
                              Chief Financial Officer
[SEAL]

ATTEST:        /s/ Julie A. Cotton
             ------------------------------
             Julie A. Cotton
             Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following officers and directors of the American Franklin Life Insurance Company in the capacities and on the dates indicated.

Signature                        Title                      Date
---------                        -----                      ----

 /s/ Rodney O. Martin, Jr.       Chairman and Chief         April 24, 2000
----------------------------     Executive Officer
Rodney O. Martin, Jr.

 /s/ Thomas M. Zurek             Director                   April 24, 2000
----------------------------
Thomas M. Zurek

 /s/ Donald W. Britton           Director                   April 24, 2000
----------------------------
Donald W. Britton

 /s/ Barbara J. Fossum           Director                   April 24, 2000
----------------------------
Barbara J. Fossum

 /s/ David L. Herzog             Director                   April 24, 2000
----------------------------     Executive Vice President,
David L. Herzog                  Chief Financial Officer


 /s/ Darrell J. Malano           Director                   April 24, 2000
----------------------------
Darrell J. Malano

 /s/ Mark R. McGuire             Director                   April 24, 2000
----------------------------
Mark R. McGuire

 /s/ Ronald H. Ridlehuber        Director                   April 24, 2000
----------------------------
Ronald H. Ridlehuber

                                 EXHIBIT INDEX

6(b) By-Laws of The American Franklin Life Insurance Company (amended and restated as of April 14, 1998).

10(a)  Consent of Ernst & Young LLP.

10(b)  Consent of Sutherland Asbill & Brennan LLP.